                 As filed with the Securities and   Registration No. 333-24349
                 Exchange Commission on January 28, 1998.           811-08163


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------
                                    FORM N-1A

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]

                           Pre-Effective Amendment No. 2                     [X]


                          Post-Effective Amendment No.                       [ ]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940                               [ ]

                                  Amendment No. 2                            [X]


                        (Check appropriate box or boxes)

                            ------------------------
                        HOTCHKIS AND WILEY VARIABLE TRUST

               (Exact name of registrant as specified in charter)

   800 West 6th Street, Fifth Floor
        Los Angeles, California                                         90017
(Address of Principal Executive Offices)                              (Zip Code)

        Registrant's Telephone Number, including Area Code (213) 362-8888

                                 GRACIE FERMELIA
                        800 WEST 6TH STREET, FIFTH FLOOR
                          LOS ANGELES, CALIFORNIA 90017
                     (Name and address of Agent for Service)

         Approximate date of proposed public offering: As soon as practicable after the effective date of the registration statement.

Title of Securities Being Registered...............Shares of Beneficial Interest

         Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                       HOTCHKIS AND WILEY VARIABLE TRUST
                             CROSS-REFERENCE SHEET
                             (REQUIRED BY RULE 495)


  N-1A
Item No.                                                                     Location in the Prospectus
--------                                                                     --------------------------
Part A:

Item 1.       Cover Page                           Cover Page
Item 2.       Synopsis                             Not Applicable
Item 3.       Condensed Financial Information      Not Applicable
Item 4.       General Description of Registrant    Cover Page; General
                                                   Information; Investment Objectives and Policies; Investment Risks;
                                                   Principal Investment Restrictions
Item 5.       Management of the Fund               Organization and Management; General Information
Item 5A.      Management's Discussion of Fund      Not Applicable
              Performance
Item 6.       Capital Stock and Other              General Information; Dividends and Tax Status; Organization and Management
              Securities
Item 7.       Purchase of Securities Being         Purchase and Redemption of Shares
              Offered
Item 8.       Redemption or Repurchase             Purchase and Redemption of Shares
Item 9.       Pending Legal Proceedings            Not Applicable


Part B:                                                         Location in the Statement of Additional Information
                                                                ---------------------------------------------------
Item 10.      Cover Page                                                             Cover Page
Item 11.      Table of Contents                                                  Table of Contents
Item 12.      General Information and History                           General Information about the Trust
Item 13.      Investment Objectives and                                  Investment Objectives and Policies
              Policies
Item 14.      Management of the Registrant                                           Management
Item 15.      Control Persons and Principal                             General Information about the Trust
              Holders of Securities
Item 16.      Investment Advisory and Other                                          Management
              Securities
Item 17.      Brokerage Allocation and Other                                         Management
              Practices
Item 18.      Capital Stock and Other                                   General Information about the Trust
              Securities
Item 19.      Purchase, Redemption and Pricing                                    Net Asset Value
              of Securities Being Offered
Item 20.      Tax Status                                                      Dividends and Tax Status
Item 21.      Underwriters                                                         Not Applicable
Item 22.      Calculation of Performance Data                                 Performance Information
Item 23.      Financial Statements                                              Statement of Assets
                                                                                  and Liabilities


Part C:
         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           EQUITY INCOME VIP PORTFOLIO

                                  FUND PROFILE


                                February 1, 1998



THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE FUND'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL OR SEMIANNUAL REPORT. THE REPORTS MAY BE OBTAINED AT NO COST BY CALLING THE FUND AT (800) 236-4479.


1.    Objective

Equity Income VIP Portfolio (the "Fund") seeks to provide current income and long-term growth of income, accompanied by growth of capital.

2.    Investment Strategy

The Fund will attempt to achieve its objective by investing in domestic equity securities (consisting of common stocks, convertible preferred stocks, convertible debt securities or warrants). The Fund will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth.

3.    Risks

The investment practices described above involve certain risks. The Fund's total return may increase or decrease for reasons such as a change in the market price of portfolio securities for a short or extended period. This means an investor's shares may be worth more or less at redemption than at the time of purchase.

Also, the Fund may invest a small portion of its assets in non-investment grade debt securities, commonly referred to as "junk bonds". These securities involve greater credit risk than investment grade securities.

4.    Appropriateness

This Fund may be suitable for contractholders who have a long-term investment and can tolerate fluctuations in value.


5.    Fees and Expenses

The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all annual Fund expenses in excess of 1.15% of the Fund's average daily net assets.


Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.


6.    Past Performance

As a newly created mutual fund, the Fund has no past performance.

7.    Investment Advisor

Hotchkis and Wiley acts as Advisor to the Fund and generally adminsters the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. Gail Bardin and Sheldon Lieberman serve as the portfolio managers. They have responsibility for the day-to-day management of the Fund's portfolio.

8.    Purchases

Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

9.    Redemptions

Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.


10.   Distributions

The Fund expects to pay income dividends quarterly, which will be taxed as ordinary income, if at all, to the Separate Account and not to contractholders. Distributions of short-term gains also will be taxable as ordinary income, if at all, to the Separate Account. Any net capital gains distributed to the Separate Account are taxable as long-term capital gains regardless of the length of time the Separate Account has owned shares. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date.



11.   Investor Services

Hotchkis and Wiley provides a number of investor services which may be obtained by calling 800-236-4479.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           INTERNATIONAL VIP PORTFOLIO


                                  FUND PROFILE

                                February 1, 1998


THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE FUND'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL OR SEMIANNUAL REPORT. THE REPORTS MAY BE OBTAINED AT NO COST BY CALLING THE FUND AT (800) 236-4479.


1.    Objective

International VIP Portfolio (the "Fund") seeks to provide current income and long-term growth of income, accompanied by growth of capital.

2.    Investment Strategy

The Fund will attempt to achieve its objective by investing at least 65% of its total assets in international equity securities, including equity securities in at least three developed non-U.S. markets. The equity securities may consist of common stocks, convertible preferred stocks, convertible debt securities or warrants.

Under normal market conditions, the Fund will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth. The Fund will not invest in foreign fixed-income securities with a maturity in excess of one year.

3.    Risks

The investment practices described above involve certain risks. The Fund's total return may increase or decrease for reasons such as a change in the market price of portfolio securities for a short or extended period. This means an investor's shares may be worth more or less at redemption than at the time of purchase.

More specifically, investors in the Fund are exposed to risks of investing in foreign securities, including currency exchange rate fluctuations, political instability and greater price volatility and less liquidity of foreign securities markets.

4.    Appropriateness

This Fund may be suitable for contractholders who have a long-term investment and can tolerate fluctuations in value.


5.    Fees and Expenses

The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all annual Fund expenses in excess of 1.35% of the Fund's average daily net assets.


Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.


6.    Past Performance

As a newly created mutual fund, the Fund has no past performance.

7.    Investment Advisor

Hotchkis and Wiley acts as Advisor to the Fund and generally administers the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. Sarah Ketterer, Harry Hartford and David Chambers serve as the portfolio managers. They have responsibility for the day-to-day management of the Fund's portfolio.

8.    Purchases

Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

9.    Redemptions

Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.


10.    Distributions

The Fund expects to pay income dividends semi-annually, which will be taxed as ordinary income, if at all, to the Separate Account and not to contractholders. Distributions of short-term capital gains also will be taxable as ordinary income, if at all, to the Separate Account. Any net capital gains distributed to the Separate Account are taxable as long-term capital gains regardless of the length of time the Separate Account has owned shares. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date.



11.    Investor Services

Hotchkis and Wiley provides a number of investor services which may be obtained by calling 800-236-4479.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                         TOTAL RETURN BOND VIP PORTFOLIO

                                  FUND PROFILE


                                February 1, 1998


THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE FUND'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL OR SEMIANNUAL REPORT. THE REPORTS MAY BE OBTAINED AT NO COST BY CALLING THE FUND AT (800) 236-4479.


1.    Objectives

Total Return Bond VIP Portfolio (the "Fund") seeks to maximize long-term total return.

2.    Investment Strategy

The Fund will attempt to achieve its objective by investing in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. The types of securities that may be purchased by the Fund include securities issued by domestic or foreign entities, such as U.S. government securities, corporate debt securities, mortgage - and other asset-backed securities. Under normal circumstances, at least 70% of the Fund's net assets will be invested in investment grade debt instruments.

3.    Risks

The investment practices described above involve certain risks. The Fund's total return may increase or decrease for reasons such as a change in interest rates for a short or extended period. Bond prices typically fall as interest rates rise. This means an investor's shares may be worth more or less at redemption than at the time of purchase.

Investors also are exposed to credit risk, or the risk that a bond issuer will fail to repay principal and pay interest.

The Fund may invest up to 15% of its assets in non-investment grade debt securities, commonly referred to as "junk bonds". These securities involve greater credit risk than investment grade securities.

4.    Appropriateness


This Fund may be suitable for contractholders who have a long-term investment and can tolerate fluctuations in value.


5.    Fees and Expenses

The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all annual Fund expenses in excess of 0.65% of the Fund's average daily net assets.


Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.


6.    Past Performance

As a newly created mutual fund, the Fund has no past performance.

7.    Investment Advisor

Hotchkis and Wiley acts as Advisor to the Fund and generally adminsters the affairs of the Hotchkis and Wiley Variable Trust. The Advisor is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. Roger DeBard, Michael Sanchez and John Queen serve as the portfolio managers. They have responsibility for the day-to-day management of the Fund's portfolio.

8.    Purchases

Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

9.    Redemptions

Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.

10.   Distributions

The Fund expects to declare income dividends daily and pay them monthly, which will be taxed as ordinary income, if at all, to the Separate Account and not to contractholders. Distributions of short-term capital gains also will be taxable as ordinary income, if at all, to the Separate Account. Any net capital gains distributed to the Separate Account are taxable as long-term capital gains regardless of the length of time the Separate Account has owned shares. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date.




11.    Investor Services

Hotchkis and Wiley provides a number of investor services which may be obtained by calling 800-236-4479.

                        HOTCHKIS AND WILEY VARIABLE TRUST
                           LOW DURATION VIP PORTFOLIO

                                  FUND PROFILE


                                February 1, 1998


THIS FUND PROFILE CONTAINS KEY INFORMATION ABOUT THE FUND. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. FOR DETAILS ABOUT THE FUND'S HOLDINGS OR RECENT INVESTMENT STRATEGIES, PLEASE REVIEW THE FUND'S MOST RECENT ANNUAL OR SEMIANNUAL REPORT. THE REPORTS MAY BE OBTAINED AT NO COST BY CALLING THE FUND AT (800) 236-4479.


1.    Objectives

Low Duration VIP Portfolio (the "Fund") seeks to maximize total return, consistent with preservation of capital.

2.    Investment Strategy

The Fund will attempt to achieve its objective by investing in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The types of securities that may be purchased by the Fund include securities issued by domestic or foreign entities, such as U.S. government securities, corporate debt securities and mortgage - and other asset-backed securities. The Fund's net assets primarily will be investment grade.

3.    Risks

The investment practices described above involve certain risks. The Fund's total return may increase or decrease for reasons such as a change in interest rates for a short or extended period. Bond prices typically fall as interest rates rise. The total rate of return of this Fund is expected to exhibit less volatility than that of a longer duration fixed-income fund. This means an investor's price may be worth more or less at redemption than at the time of purchase.

Investors also are exposed to credit risk, or the risk that a bond issuer will fail to repay principal and pay interest.

The Fund may invest a small portion of its assets in non-investment grade debt securities, commonly referred to as "junk bonds". These securities involve greater credit risk than investment grade securities.

4.    Appropriateness


This Fund may be suitable for contractholders who have a long-term investment and can tolerate fluctuations in value.


5.    Fees and Expenses

The Advisor is paid a fee from the Fund's assets, computed daily and payable monthly, at an annual rate of 0.46% of the Fund's average daily net assets. The Advisor has voluntarily agreed to pay all Fund expenses in excess of 0.58% of the Fund's average daily net assets.


Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies to investors under the variable annuity contracts or variable life insurance policies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on fees. The Separate Account prospectus sets out examples of aggregate Fund and Separate Account charges.


6.    Past Performance

As a newly created mutual fund, the Fund has no past performance.

7.    Investment Adviser

Hotchkis and Wiley acts as Advisor to the Fund and generally administers the affairs of the Hotchkis and Wiley Variable Trust. The Adviser is a division of The Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. Roger DeBard, Michael Sanchez and John Queen serve as the portfolio managers. They have responsibility for the day-to-day management of the Fund's portfolio.

8.    Purchases

Investors may not purchase shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy.

9.    Redemptions

Investors may not redeem shares of the Fund directly, but only through variable annuity contracts and variable life insurance policies offered through separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to redeem monies from the applicable contract or policy.

10.   Distributions


The Fund expects to declare income dividends daily and pay them monthly, which will be taxed as ordinary income, if at all, to the Separate Account and not to contractholders. Distributions of short-term capital gains also will be taxable as ordinary income, if at all, to the Separate Account. Any net capital gains distributed to the Separate Account are taxable as long-term capital gains regardless of the length of time the Separate Account has owned shares. Dividends and distributions are paid in full and fractional shares based on the net asset value per share at the close of business on the record date.




11.    Investor Services

Hotchkis and Wiley provides a number of investor services which may be obtained by calling 800-236-4479.

                              P R O S P E C T U S

                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

HOTCHKIS AND WILEY VARIABLE TRUST (THE "TRUST") IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY HAVING FOUR SEPARATE DIVERSIFIED PORTFOLIOS (THE "FUNDS"), EACH OF WHICH IS A SEPARATE MUTUAL FUND. THE FUNDS ARE INVESTMENT VEHICLES FOR VARIABLE ANNUITY CONTRACTS AND/OR VARIABLE LIFE INSURANCE CONTRACTS ISSUED BY PARTICIPATING INSURANCE COMPANIES.

E Q U I T Y   I N C O M E
V I P   P O R T F O L I O

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests primarily in domestic equity securities.


I N T E R N A T I O N A L
V I P   P O R T F O L I O

Seeks to provide current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international equity securities.


T O T A L   R E T U R N   B O N D
V I P   P O R T F O L I O

Seeks to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years.

L O W   D U R A T I O N
V I P   P O R T F O L I O

Seeks to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years.

-------------------------------------------------------------------------------


This Prospectus provides you with the basic information you should know before investing in any of the Funds. You should read it and keep it for future reference. A Statement of Additional Information dated February 1, 1998, containing additional information about the Trust and each Fund has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this Prospectus. You may obtain a copy of the Statement of Additional Information without charge by calling the Trust at 800-236-4479 or writing the Trust at 800 West Sixth Street, Fifth Floor, Los Angeles, California 90017.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN A FUND'S SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

SHARES OF THE FUNDS ARE NOT OFFERED TO THE GENERAL PUBLIC BUT MAY ONLY BE PURCHASED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES FOR THE PURPOSE OF FUNDING VARIABLE ANNUITY CONTRACTS AND/OR VARIABLE LIFE INSURANCE CONTRACTS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVE OF ANY FUND WILL BE ACHIEVED.


HOTCHKIS AND WILEY VARIABLE TRUST
800 West 6th Street, Fifth Floor, Los Angeles, California 90017
800-236-4479
Investment Advisor: Hotchkis and Wiley
Distributor: Merrill Lynch Funds Distributor, Inc.

February 1, 1998


-------------------------------------------------------------------------------

                       T A B L E   O F   C O N T E N T S
-------------------------------------------------------------------------------





             INVESTMENT OBJECTIVES AND POLICIES................  3

             SECURITIES AND TECHNIQUES USED BY THE FUNDS.......  7

             INVESTMENT RISKS.................................. 13

             PRINCIPAL INVESTMENT RESTRICTIONS................. 15

             ORGANIZATION AND MANAGEMENT....................... 15

             PURCHASE AND REDEMPTION OF SHARES................. 17

             DIVIDENDS AND TAX STATUS.......................... 18

             NET ASSET VALUE................................... 19

             PERFORMANCE INFORMATION........................... 20

             GENERAL INFORMATION............................... 21

             APPENDIX -- DESCRIPTION OF RATINGS................ 22





                            [HOTCHKIS & WILEY LOGO]

                           IMPORTANT TELEPHONE NUMBER
           ---------------------------------------------------------
           Client Services and Shareholder Inquiries    800-236-4479

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

GENERAL


Each Fund's investment objective is a fundamental policy, which cannot be changed without the approval of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). There can be no assurance that any objective will be met. For a discussion of certain risks associated with investment in the Funds, including their use of derivatives, see "Investment Risks" on page 13.


HOTCHKIS AND WILEY, a division of the Merrill Lynch Capital Management Group of Merrill Lynch Asset Management L.P. (the "Advisor"), acts as investment advisor to each Fund.

THE EQUITY INCOME VIP PORTFOLIO

The investment objective of the EQUITY INCOME VIP PORTFOLIO is to provide current income and long-term growth of income, accompanied by growth of capital.

The EQUITY INCOME VIP PORTFOLIO will attempt to achieve its objective by investing in equity securities. In selecting investments for the Fund, the Advisor focuses on securities that it believes to have superior values. In arriving at this determination, the Advisor will generally seek securities of companies that have such characteristics as earnings yield at least 3% greater than the yield on long-term bonds, dividend yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index of 500 Common Stocks ("S&P 500"), and overall financial strength.

Under normal market conditions, the EQUITY INCOME VIP PORTFOLIO will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities to be invested in by the Fund will be rated investment grade or, if unrated, be of comparable quality in the opinion of the Advisor, provided, however, that the Fund may invest up to 5% of its net assets in convertible securities rated at least B by Moody's Investors Service ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, of comparable quality in the opinion of the Advisor. "Investment grade" means the debt securities have been rated at least (i) Baa by Moody's or BBB by S&P, Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"); (ii) A-2 by S&P, Prime-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term obligations; or (iii) of comparable quality as determined by the Advisor in the case of unrated securities. All ratings are determined at the time of investment. See the Appendix for a description of ratings.


Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 13. Investors should carefully consider the relative risks associated with investments in securities which carry lower ratings and in comparable unrated securities.

Subsequent to its purchase by the Fund, a security may be assigned a lower rating or cease to be rated. Such an event would not require the sale of the security, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in its portfolio.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term (i.e., maturing or due in one year or less from date of purchase) investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.

The EQUITY INCOME VIP PORTFOLIO can invest on a "global" basis, although it is not required to. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 8.

THE INTERNATIONAL VIP PORTFOLIO


The investment objective of the INTERNATIONAL VIP PORTFOLIO is to provide current income and long-term growth of income, accompanied by growth of capital. The Fund will attempt to achieve its objective by investing at least 65% of its total assets in equity securities in at least three non-U.S. markets. Ordinarily, the Fund will invest in equity securities issued by companies located in some or all of the developed foreign equity markets. These markets generally include 15 markets in Europe as well as Australia, New Zealand, Japan, Hong Kong, Singapore, Malaysia, Canada and South Korea. There are risks associated with investment in foreign securities, as described under "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 13.


In selecting investments for the Fund, the Advisor will, in general, use the same criteria as those used in selecting investments for the EQUITY INCOME VIP PORTFOLIO; that is, it will focus on securities that it believes have superior values. The Advisor will generally seek equity securities of companies in each country that have such characteristics as dividend yield greater than the local market average; earnings yield at least three percentage points greater than the country's 10-year government bond yield (or low price-to-earnings ratios relative to the local market), and financial strength.

Under normal market conditions, the INTERNATIONAL VIP PORTFOLIO will invest at least 80% of its total assets in income-producing equity securities issued by companies with a record of earnings and dividends. The remainder of its portfolio may be invested in securities of companies which pay no dividends or interest, but have potential for growth unrecognized by the market or changes in business or management that indicate possible growth. The Fund will not invest in foreign fixed-income securities with a maturity in excess of one year.

The equity securities that the Fund may purchase consist of common stocks or securities having characteristics of common stocks, such as convertible preferred stocks, convertible debt securities or warrants. Any such convertible securities will be securities of an issuer having an outstanding issue of debt securities rated at least A by Moody's or S&P or, if unrated, be of comparable quality in the opinion of the Advisor.

For liquidity purposes and pending investment of cash receipts, the Fund may invest in short-term investment grade debt securities of the U.S. Government, its agencies and instrumentalities, bank certificates of deposit, bankers' acceptances, high quality commercial paper, demand notes and repurchase agreements.

When adverse market or economic conditions indicate to the Advisor that a temporary defensive strategy is appropriate, the Fund may invest all or part of its assets in short-term investment grade debt obligations.

THE INTERNATIONAL VIP PORTFOLIO may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund assets or liabilities. See "Securities and Techniques Used by the Funds -- Other Derivative Instruments" on page 11.

THE FIXED-INCOME FUNDS:

THE TOTAL RETURN BOND VIP PORTFOLIO

The investment objective of the TOTAL RETURN BOND VIP PORTFOLIO is to maximize long-term total return. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of two to eight years. Portfolio holdings will be concentrated in areas of the bond market (based on quality, sector, coupon or maturity) which the Advisor believes to be relatively undervalued. The Advisor views bonds to be any interest-bearing security that obligates the issuer to pay the bondholder specified sums of money on specified dates and generally requires the issuer to repay the principal amount of the loan at maturity.

THE LOW DURATION VIP PORTFOLIO

The investment objective of the LOW DURATION VIP PORTFOLIO is to maximize total return, consistent with preservation of capital. The Fund invests in a diversified portfolio of fixed-income securities of varying maturities with a portfolio duration of one to three years. The total rate of return for this Fund is expected to exhibit less volatility than that of a longer duration fixed-income fund such as the TOTAL RETURN BOND VIP PORTFOLIO.

INVESTMENT POLICIES OF THE FIXED-INCOME FUNDS

THE TOTAL RETURN BOND VIP PORTFOLIO and the LOW DURATION VIP PORTFOLIO (the "FIXED-INCOME FUNDS") will attempt to achieve their objectives by investing in the following types of securities which may be issued by domestic or foreign entities: (i) U.S. Government securities; (ii) corporate debt securities, including bonds, notes and debentures; (iii) corporate commercial paper; (iv) mortgage- and other asset-backed securities, including collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs");
(v) variable and floating rate debt securities (including inverse floaters);
(vi) structured debentures, bonds and notes; (vii) bank certificates of deposit;
(viii) fixed time deposits and bankers' acceptances; (ix) repurchase agreements, reverse repurchase agreements and dollar rolls; (x) preferred stock of issuers whose assets consist of mortgage-backed securities of U.S. Government agencies;
(xi) debt securities that are convertible into or exchangeable for equity securities ("convertible securities"); (xii) obligations of foreign governments or their subdivisions, agencies and instrumentalities; and (xiii) obligations of international agencies (such as the Agency for International Development) or supranational entities. There is no limitation on the percentage of a Fund's assets that may be committed to any of these types of securities, except to the extent that a security may be deemed to be illiquid. See "Securities and Techniques Used by the Funds" on page 7.

Under normal circumstances, the TOTAL RETURN BOND VIP PORTFOLIO will invest at least 70% of its net assets in debt instruments rated at least investment grade. For a description of "investment grade" see "THE EQUITY INCOME VIP PORTFOLIO." Up to 15% of the TOTAL RETURN BOND VIP PORTFOLIO's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Advisor.

Securities rated Baa are considered by Moody's to have speculative characteristics. For Baa/BBB rated securities, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities. Securities rated below BBB or Baa are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of their obligations and are commonly known as "junk bonds." See "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 13.

Under normal circumstances, the LOW DURATION VIP PORTFOLIO will invest at least 70% of its net assets in securities rated at least: (i) A by Moody's, S&P, Fitch or Duff & Phelps; (ii) A-2 by S&P, Prime-2 by Moody's, F-2 by Fitch or D-2 by Duff & Phelps for short-term debt obligations; or (iii) of comparable quality as determined by the Advisor in the case of unrated securities. Up to 10% of the LOW DURATION VIP PORTFOLIO's net assets may be invested in securities rated below investment grade but rated B or higher by one of the nationally recognized rating agencies or, if unrated, of comparable quality in the opinion of the Advisor. The remainder of the LOW DURATION VIP PORTFOLIO's investments will be rated Baa or BBB by at least one of these rating agencies or, if unrated, of comparable quality in the opinion of the Advisor.

After its purchase by one of the Funds, a security may be assigned a lower rating or cease to be rated. This would not require the sale of the issue, but the Advisor will consider such an event in determining whether the Fund should continue to hold the security in the portfolio.

Each of the FIXED-INCOME FUNDS may invest up to 15% of its net assets in emerging market foreign securities, which are generally considered to be of a credit quality below investment grade.


Each of the FIXED-INCOME FUNDS may invest up to 25% of its total assets in securities of foreign issuers that are denominated in U.S. dollars. Investment by these Funds in securities of foreign issuers that are not denominated in U.S. dollars will be limited to a maximum of 15% of each FIXED-INCOME FUND'S total assets. See "Securities and Techniques Used by the Funds -- Foreign Securities" on page 8.


The FIXED-INCOME FUNDS each invest in a diversified portfolio of fixed-income securities with a different portfolio "duration." Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in price of a debt security relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure.

For any fixed-income security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other things being equal, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security. A Fund's computation of duration is based on estimated rather than known factors. Thus, there can be no assurance that a particular portfolio duration will at all times be achieved by the Fund.

Duration is used in the management of the FIXED-INCOME FUNDS as a tool to measure interest rate risk. For example, a Fund with a 2-year duration would be expected to change in value 2% for every 1% move in interest rates. Assuming an expected average duration of 2 years for the LOW DURATION VIP PORTFOLIO, a 1% decline in interest rates would cause the Fund to gain 2% in price; likewise, a 1% rise in interest rates would produce a decline of 2% in the Fund's price. Assuming an expected average duration of 4.5 years for the TOTAL RETURN BOND VIP PORTFOLIO, a 1% decline in interest rates would cause the Fund to gain 4.5% in price; likewise, a 1% rise in interest rates would produce a decline of 4.5% in the Fund's price. Other factors such as changes in credit quality, prepayments, the shape of the yield curve and liquidity affect the net asset value of the Funds and may be correlated with changes in interest rates. These factors can exacerbate swings in the Funds' share prices during periods of volatile interest rate changes.

For a more detailed discussion of duration, see "Investment Objectives and Policies -- Duration" in the Statement of Additional Information.

                  SECURITIES AND TECHNIQUES USED BY THE FUNDS
--------------------------------------------------------------------------------

The following provides a summary of the securities and techniques used by the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks associated with them.

U.S. GOVERNMENT SECURITIES
Each Fund may invest in U.S. Government securities. U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes, bonds and component parts of notes or bonds (including the principal of such obligations or the interest payments scheduled to be paid on such obligations). U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Banks, Federal Financing Bank, and Student Loan Marketing Association.

All Treasury securities are backed by the full faith and credit of the United States. Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by FNMA, are supported only by the credit of the instrumentality and not by the Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.


Among the U.S. Government securities that may be purchased by the FIXED-INCOME FUNDS are certain "mortgage-backed securities" of GNMA, the Federal Home Loan Mortgage Corporation ("FHLMC") and FNMA. See the discussion of Mortgage-Related Securities on page 10.


CORPORATE AND OTHER OBLIGATIONS
Each Fund may invest in corporate debt securities, variable and floating rate debt securities and corporate commercial paper in the rating categories described above. Floating rate securities normally have a rate of interest which is set as a specific percentage of a designated base rate, such as the rate on Treasury bonds or bills or the prime rate at a major commercial bank. The interest rate on floating rate securities changes periodically when there is a change in the designated base rate. Variable rate securities provide for a specified periodic adjustment in the interest rate based on prevailing market rates.

The FIXED-INCOME FUNDS may invest in structured debentures and structured notes, which are hybrid instruments with characteristics of both bonds and swap agreements. Like a bond, these securities make regular coupon payments and generally have fixed principal amounts. However, the coupon payments are typically tied to a swap agreement which can be affected by changes in a variety of factors such as exchange rates, the shape of the yield curve and foreign interest rates. Because of these factors, structured debentures and structured notes can display price behavior that is more volatile than and often not correlated to other fixed-income securities.

The FIXED-INCOME FUNDS may also invest in inverse floaters and tiered index bonds. An inverse floater is a type of derivative that bears a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate of the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed-rate bond. Tiered index bonds are also a type of derivative instrument. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate on the tiered index bond will decrease. In general, the interest rates on tiered index bonds and inverse floaters move in the opposite direction of prevailing interest rates. The market for inverse floaters and tiered index bonds is relatively new. These corporate debt obligations may have characteristics similar to those of mortgage-related securities, but corporate debt obligations, unlike mortgage-related securities, are not subject to prepayment risk other than through contractual call provisions which generally impose a penalty for prepayment.

ASSET-BACKED SECURITIES
The FIXED-INCOME FUNDS may invest in securities whose principal and interest payouts are backed by, or supported by, any of various types of assets. These assets most typically include receivables related to the purchase of automobiles, credit card loans, and home equity loans. These securities generally take the form of a structured type of security, including pass-through, pay-through, and stripped interest payout structures.

FOREIGN SECURITIES
Each Fund may invest in foreign securities. Foreign economies may differ from the U.S. economy; individual foreign companies may differ from domestic companies in the same industry; and foreign currencies may be stronger or weaker than the U.S. dollar. The Advisor believes that the ability to invest abroad will enable the Funds to take advantage of these differences when they are favorable.

Fixed-income securities that may be purchased by the INTERNATIONAL and FIXED-INCOME FUNDS include debt obligations issued or guaranteed by foreign governments, their subdivisions, agencies or instrumentalities, or by supranational entities that have been constituted by the governments of several countries to promote economic development, such as The World Bank and The Asian Development Bank. Foreign investment in certain foreign government debt is restricted or controlled to varying degrees.


The FIXED-INCOME FUNDS may invest in fixed-income securities of issuers located in emerging foreign markets. Such markets generally include every country in the world other than the U.S., Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, Singapore, South Korea and most Western European countries. From time to time, emerging markets have offered the opportunity for higher returns but involve a higher level of risk. Accordingly, the Advisor believes that the FIXED-INCOME FUNDS' limited ability to invest in emerging markets throughout the world may enable the Funds to obtain a wider range of attractive investment opportunities. Emerging market securities include securities issued or guaranteed by governments, their agencies, instrumentalities or central banks ("sovereign debt"); securities of issuers organized and operated to restructure the investment characteristics of sovereign debt; securities of banks and other business entities; and securities denominated in or indexed to currencies of emerging markets. These securities include "Brady Bonds," which afford emerging market countries a means to restructure their outstanding commercial bank debt. Foreign governmental issuers of debt or the governmental authorities that control repayment of the debt may be unable or unwilling to repay principal or pay interest when due and all or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.


Emerging market securities are generally considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized rating agency. The Advisor seeks to reduce the risk associated with emerging market securities by limiting the amount of such securities held by the Funds, by the depth of its own credit analysis, and evaluation of political, economic, currency and other factors that may be pertinent.

There are risks in investing in emerging market and other foreign securities. See "Investment Risks -- Risks of Investing in Emerging Market and Other Foreign Securities" on page 13.


REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements involving U.S. Government securities with commercial banks or broker-dealers, whereby the seller of a security agrees to repurchase the security on an agreed-upon date in the future. While each Fund intends to be fully "collateralized" as to such agreements, and the collateral will be marked to market daily, if the person obligated to repurchase from the Fund defaults, there may be possible delays and expenses in liquidating the securities subject to the repurchase agreement, a decline in their value and loss of interest.

REVERSE REPURCHASE AGREEMENTS
The FIXED-INCOME FUNDS may enter into reverse repurchase agreements, whereby a Fund sells securities concurrently with entering into an agreement to repurchase those securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on those securities. Reverse repurchase agreements are speculative techniques involving leverage and are considered borrowings by the Funds for purposes of the percentage limitations applicable to borrowings.

DOLLAR ROLLS

The FIXED-INCOME FUNDS may use dollar rolls as part of their investment strategy. In a dollar roll, a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities (same type and coupon) on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction.

The FIXED-INCOME FUNDS will establish a segregated account with the custodian in which they will maintain cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to their obligations in respect of dollar rolls. Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of the securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Dollar rolls are speculative techniques involving leverage and are considered borrowings by the Funds, subject to their limitations on borrowings.

BORROWING
As a fundamental policy, the EQUITY INCOME and INTERNATIONAL VIP PORTFOLIOS may borrow money, but only from banks for temporary or emergency purposes in amounts not exceeding 10% of each Fund's total assets. The FIXED-INCOME FUNDS may borrow for temporary, emergency or investment purposes. This borrowing may be unsecured. The 1940 Act requires a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. Borrowing subjects a Fund to interest costs which may or may not be recovered by appreciation of the securities purchased, and can exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. This is the speculative factor known as leverage.

LOANS OF PORTFOLIO SECURITIES
For the purpose of achieving income, the FIXED-INCOME FUNDS may lend their portfolio securities, provided: (i) the loan is secured continuously by collateral consisting of short-term, high quality debt securities, including U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit, maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

WHEN-ISSUED SECURITIES
The INTERNATIONAL VIP PORTFOLIO and the FIXED-INCOME FUNDS may purchase securities on a when-issued or delayed-delivery basis, generally in connection with an underwriting or other offering. When-issued and delayed-delivery transactions occur when securities are bought with payment for and delivery of the securities scheduled to take place at a future time, beyond normal settlement dates, generally from 15 to 45 days after the transaction. The price that the Fund is obligated to pay on the settlement date may be different from the market value on that date. While securities may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them, unless a sale would be desirable for investment reasons. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security each day in determining the Fund's net asset value. The Fund will also establish a segregated account with its custodian in which it will hold cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, equal in value to its obligations for when-issued securities.

SHORT SALES AGAINST-THE-BOX
Each Fund may make short sales of securities (i.e., sales of securities the Fund does not own) or maintain a short position only if (i) at all times when the short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short (a short sale "against-the-box") and (ii) not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

REAL ESTATE INVESTMENT TRUSTS
Each Fund may invest in securities of real estate investment trusts or REITs. Unlike corporations, REITs do not have to pay income taxes if they meet certain Internal Revenue Code requirements. To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. REITs offer investors greater liquidity and diversification than direct ownership of a handful of properties, as well as greater income potential than an investment in common stocks. Like any investment in real estate, though, a REIT's performance depends on several factors, such as its ability to find tenants for its properties, to renew leases and to finance property purchases and renovations.

MORTGAGE-RELATED SECURITIES

The FIXED-INCOME FUNDS may invest in mortgage-related securities, including mortgage pass-through securities and collateralized mortgage obligations. Mortgage pass-through securities are securities representing interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). For a discussion of certain risks associated with investment in mortgage-related securities, including their volatility, see "Investment Risks -- Risks of Investing in Fixed-Income Securities" on page 13.


Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA) or by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

CMOs, including CMOs that have elected to be treated as REMICs, are hybrid instruments with characteristics of both bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of securities guaranteed by GNMA, FHLMC or FNMA or of mortgage pass-through securities created by non-governmental issuers. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired.

Other mortgage-related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals, stripped mortgage-backed securities, variable rate securities (including inverse floaters), or tiered index bonds and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities are derivative, multi-class mortgage securities. The FIXED-INCOME FUNDS may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yields to maturity on IOs and POs are sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than expected prepayments of principal, the yield on POs could be materially adversely affected. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees. The FIXED-INCOME FUNDS also may invest in stripped mortgage-backed securities that are privately issued. These securities will be considered illiquid for purposes of each Fund's limit on illiquid securities.

CMOs and other mortgage-related securities that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities for purposes of applying a Fund's diversification tests. Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a security is deemed to be the issuer of an obligation.

OTHER DERIVATIVE INSTRUMENTS
In addition to the asset-backed securities and mortgage-related securities (including tiered index bonds and inverse floaters) which may be purchased only by the FIXED-INCOME FUNDS, all Funds may utilize certain other financial instruments whose performance is derived from the performance of an underlying asset ("derivatives"). The Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies, and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with other institutional investors with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or as part of their overall investment strategies. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options, futures contracts and swap agreements to avoid leveraging of the Fund. See "Investment Risks -- Risks of Using Certain Derivatives" on page 14.


The Funds may buy or sell interest rate futures contracts, options on interest rate futures contracts and options on debt securities for the purpose of hedging against changes in the value of securities which a Fund owns or anticipates purchasing due to anticipated changes in interest rates. The Funds also may engage in currency exchange transactions by means of buying or selling foreign currency on a spot basis, entering into forward foreign currency exchange contracts, and buying and selling foreign currency options, futures and options on futures. Foreign currency exchange transactions may be entered into for the purpose of hedging against foreign currency exchange risk arising from the Funds' investment or anticipated investment in securities denominated in foreign currencies. A Fund will not enter into futures contracts or options thereon for non-hedging purposes if, immediately thereafter, the aggregate initial margin deposits on the Fund's futures positions and premiums paid for options thereon would exceed 5% of the liquidation value of the Fund's total assets. There is no other percentage limitation on a Fund's use of options, futures and options thereon, except for the limitation on foreign currency option contracts described below.

Also, the Funds may enter into interest rate, index and currency exchange rate swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost to a Fund than if the Fund had invested directly in an instrument that yielded that desired return. In a standard swap agreement, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or investments. Swap agreements are subject to the Funds' overall limit that no more than 15% of net assets may be invested in illiquid securities, and a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

The Funds may purchase foreign currency options or enter into forward foreign currency exchange contracts for the purpose of hedging against the effect that currency fluctuations will have on the value of Fund liabilities, such as known or expected redemptions or the payment of any declared dividends. No Fund will enter into foreign currency option contracts if the premiums on such options exceed 5% of the Fund's total assets. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

STATE INSURANCE REGULATION
Each Fund provides an investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of participating life insurance companies ("Participating Insurance Companies"). Certain states have regulations concerning concentration of investments and purchase and sale of futures contracts, among other techniques. If these regulations are applied to a Fund, the Fund may be limited in its ability to engage in such techniques and to manage its investments with the flexibility provided herein. It is each Fund's intention to operate in material compliance with current insurance laws and regulations, as applied in each jurisdiction in which contracts or policies of separate accounts of Participating Insurance Companies are offered.

                                INVESTMENT RISKS
--------------------------------------------------------------------------------

The investment practices described above involve certain risks. The net asset value of any of the Funds may increase or decrease for many reasons. These include changes in the market prices of portfolio securities. This means an investor's price may be worth more or less at redemption than at the time of purchase. The following provides a summary of the more significant risks associated with investing in the Funds. The Statement of Additional Information contains more detailed information about these investments and the risks that are associated with them.

RISKS OF INVESTING IN EMERGING MARKET AND OTHER FOREIGN SECURITIES
Investments in emerging market and other foreign securities involve certain risk considerations not typically associated with investing in securities of U.S. issuers, including: (i) currency devaluations and other currency exchange rate fluctuations; (ii) political uncertainty and instability; (iii) more substantial government involvement in the economy; (iv) higher rates of inflation; (v) less government supervision and regulation of the securities markets and participants in those markets; (vi) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (vii) greater price volatility; (viii) substantially less liquidity and significantly smaller capitalization of securities markets; (ix) absence of uniform accounting and auditing standards;
(x) generally higher commission expenses; (xi) delay in settlement of securities transactions; and (xii) greater difficulty in enforcing shareholder rights and remedies.

RISKS OF INVESTING IN FIXED-INCOME SECURITIES
The Funds which invest in fixed-income securities are subject primarily to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. The change in bond price depends on several factors, including the bond's maturity date. In general, bonds with longer maturities are more sensitive to changes in interest rates than bonds with shorter maturities. Credit risk is the possibility that a bond issuer will fail to make timely payments of interest or principal to a Fund.

The FIXED-INCOME FUNDS may invest in mortgage- and asset-backed securities. The yield characteristics of mortgage- and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected prepayments will reduce yield to maturity. Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-backed securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-backed securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The FIXED-INCOME FUNDS may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest only ("IO") and principal only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in a Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade. Certain of the stripped mortgage- and asset-backed securities held by the Funds are considered to be illiquid under guidelines established by the Trustees.

Reverse repurchase agreements and dollar rolls, which the FIXED-INCOME FUNDS may enter into, involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. If the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

The FIXED-INCOME FUNDS and, to a limited extent, the EQUITY INCOME VIP PORTFOLIO may invest a portion of their assets in non-investment grade debt securities, commonly referred to as "junk bonds." Low-rated and comparable unrated securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, low-rated and comparable unrated securities tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and a Fund's ability to sell particular securities.

RISKS OF USING CERTAIN DERIVATIVES
Participation in the options or futures markets involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Advisor's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to a Fund may leave the Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (i) dependence on the Advisor's ability to predict correctly movements in the direction of interest rates and securities prices;
(ii) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged;
(iii) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (iv) the absence of a liquid secondary market for any particular instrument at any time; (v) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (vi) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for the Fund to sell the security at a disadvantageous time, due to the requirement that the Fund maintain "cover" or segregate securities in connection with hedging transactions. The loss from investing in futures transactions is potentially unlimited. There also is no assurance that a liquid secondary market will exist for futures contracts and options thereon in which a Fund may invest. See "Investment Objectives and Policies -- Derivative Instruments" in the Statement of Additional Information.

                       PRINCIPAL INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


Each Fund is subject to certain investment restrictions which are fundamental policies. Fundamental policies are those that cannot be changed without the approval of a majority (as defined in the 1940 Act) of that Fund's outstanding voting securities. Each Fund's investment objective is a fundamental policy. Among its restrictions, a Fund may not: (i) with respect to 75% of its total assets, invest more than 5% of its total assets (determined at the time of investment) in securities of any one issuer (other than U.S. Government securities); (ii) with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer; or (iii) invest more than 25% of its total assets (determined at the time of investment) in one or more issuers having their principal business activities in a single industry. Additional information about each Fund's investment restrictions is contained in the Statement of Additional Information. It is the position of the Securities and Exchange Commission that open-end investment companies such as the Funds should not make certain investments if thereafter more than 15% of the value of their net assets would be invested in illiquid securities. As a matter of operating policy (though not a fundamental policy), the Funds limit such investments to no more than 15% of the value of their net assets. The investments in this 15% limit include: (i) those which are restricted, i.e., those which cannot freely be sold for legal or contractual reasons; (ii) fixed time deposits subject to withdrawal penalties (other than overnight deposits); and (iii) repurchase agreements having a maturity of more than seven days. The 15% limitation does not include obligations which are payable at principal amount plus accrued interest within seven days after purchase.


                          ORGANIZATION AND MANAGEMENT
--------------------------------------------------------------------------------

ORGANIZATION AND VOTING RIGHTS
Each Fund is a newly established diversified series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997. The Trust's Board of Trustees decides on matters of general policy and reviews the activities of the Advisor, and the Trust's officers conduct and supervise the daily business operations of the Trust. Each Fund is a series of shares, each having separate assets and liabilities, of the Trust. The Board of Trustees may, at its own discretion, create additional series of shares and classes within series.

Generally, the Funds will not hold an annual meeting of shareholders unless required by the 1940 Act. Shareholders have one vote per share owned. Matters submitted to shareholders must be approved by a majority of the outstanding securities of each Fund, unless it is clear that the interests of each Fund in the matter are identical or the matter does not affect a Fund. At the request of the holders of at least 10% of the shares, the Trust will hold a meeting to vote on the removal of a Trustee, which can occur by a vote of a majority of the outstanding shares. Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communications to all other shareholders.

The rights accompanying Fund shares are legally vested in the separate accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the insurance company's separate account prospectus.

THE INVESTMENT ADVISOR
HOTCHKIS AND WILEY, located at 800 West 6th Street, Los Angeles, California 90017, acts as investment advisor to the Funds and generally administers the affairs of the Trust. The Advisor is a division of the Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., and a separate business unit of Merrill Lynch & Co., Inc., a financial services holding company incorporated in Delaware. Subject to the direction and control of the Board of Trustees, the Advisor supervises and arranges the purchase and sale of securities held in the portfolios of the Funds.

For the services of the Advisor to the EQUITY INCOME VIP PORTFOLIO and the INTERNATIONAL VIP PORTFOLIO, the Trust, under separate Investment Advisory Agreements between the Trust and the Advisor, pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.75% of each Fund's average daily net assets. This fee is higher than that paid by most mutual funds, but does not reflect the reimbursement of certain of the Funds' expenses as described below.

Under the Investment Advisory Agreement relating to the TOTAL RETURN BOND VIP PORTFOLIO, the Trust pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets.

Under the Investment Advisory Agreement relating to the LOW DURATION VIP PORTFOLIO, the Trust pays the Advisor a fee, computed daily and payable monthly, at an annual rate of 0.46% of the Fund's average daily net assets.

In addition to the fee payable to the Advisor, each Fund is responsible for its operating expenses including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of the Trust's Trustees other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian and any subcustodian, shareholder servicing or transfer agent and accounting services agent; (vii) expenses incident to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends; (viii) fees and expenses incident to the registration under federal or state securities laws of the Trust or its shares; (ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Trust; (x) all other expenses incident to holding meetings of the Trust's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Trust and the legal obligations which the Trust may have to indemnify its officers and Trustees with respect thereto.

Although not required to do so, the Advisor has agreed to reimburse the EQUITY INCOME VIP PORTFOLIO to the extent necessary so that its regular annual operating expenses will not exceed 1.15% of the Fund's average daily net assets. The Advisor has agreed to reimburse the INTERNATIONAL VIP PORTFOLIO to the extent necessary so that its regular annual operating expenses will not exceed 1.35% of the Fund's average daily net assets. The Advisor has agreed to reimburse the TOTAL RETURN BOND VIP PORTFOLIO to the extent necessary so that its regular annual operating expenses will not exceed 0.65% of the Fund's average daily net assets. The Advisor has agreed to reimburse the LOW DURATION VIP PORTFOLIO to the extent necessary so that its regular annual operating expenses will not exceed 0.58% of the Fund's average daily net assets. The Advisor will give shareholders at least 30 days' notice of any decision to change this reimbursement policy.


THE DISTRIBUTOR


Merrill Lynch Funds Distributor, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Funds' distributor.

THE ADMINISTRATOR
Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator to the Trust pursuant to a Fund Administration Servicing Agreement.

PORTFOLIO MANAGERS
The portfolio managers have responsibility for the day-to-day management of the Funds' portfolios.

EQUITY INCOME VIP PORTFOLIO
The current portfolio managers of the EQUITY INCOME VIP PORTFOLIO are Gail Bardin and Sheldon Lieberman. Ms. Bardin is a managing director of the Advisor and has served as a portfolio manager of the Advisor since 1988. Mr. Lieberman joined the Advisor in 1994. Prior to joining the Advisor, Mr. Lieberman was the Chief Investment Officer for the Los Angeles County Employees Retirement Association. Ms. Bardin and Mr. Lieberman have served as portfolio managers of the Fund since its inception.

INTERNATIONAL VIP PORTFOLIO
The current portfolio managers of the INTERNATIONAL VIP PORTFOLIO are Sarah Ketterer, Harry Hartford and David Chambers. Ms. Ketterer is a managing director of the Advisor. Prior to joining the Advisor, Ms. Ketterer was with Bankers Trust Company as an Associate from 1987 to 1990 and a Financial Analyst with Dean Witter Reynolds from 1983 to 1985. Prior to joining the Advisor, Mr. Hartford was with the Investment Bank of Ireland as a Senior Manager, International and Global Equities, from 1985 to 1994. Prior to joining the Advisor, Mr. Chambers was with Baring Asset Management, Inc. as Senior Vice President, Global Equities from 1992 to 1995 and Baring Brothers, London, England as Assistant Director, Corporate Finance from 1990 to 1991. Ms. Ketterer and Messrs. Hartford and Chambers have served as portfolio managers to the Fund since its inception.

FIXED-INCOME FUNDS
The current portfolio managers of the FIXED-INCOME FUNDS are Roger DeBard, Michael Sanchez and John Queen. Mr. DeBard is a managing director of the Advisor and has served as a portfolio manager of the Advisor since 1985. Mr. Sanchez joined the Advisor in August 1996 as a portfolio manager. Prior to joining the Advisor, Mr. Sanchez was with Provident Investment Counsel as a Senior Vice President and portfolio manager from 1991 to 1995 and with ARCO Investment Management Company as Director of Fixed Income Investments from 1988 to 1991. Mr. Queen joined the Advisor in 1997 as a portfolio manager. Prior to joining the Advisor, Mr. Queen was associated with the Capital Group as a member of an analyst team responsible for $3 billion in fixed-income assets. They have served as portfolio managers for each FIXED-INCOME FUND since its inception.

                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

Investors may not purchase or redeem shares of the Funds directly, but only through variable annuity contracts and variable life insurance policies offered through the separate accounts of Participating Insurance Companies. Investors should refer to the prospectus of the Participating Insurance Company's separate account for information on how to purchase a variable annuity contract or variable life insurance policy, how to select specific Funds as investment options for the applicable contract or policy and how to redeem monies from the applicable contract or policy.

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectus describing the variable annuity contracts and variable life insurance policies issued by the Participating Insurance Companies) to be effected on that day pursuant to variable annuity contracts and variable life insurance policies. Orders received by the Funds are effected on business days only. Orders for the purchase of shares of a Fund are effected at the net asset value per share next calculated after an order is received in proper form by the Fund or its designee so long as payment for the shares is received by the end of the next business day. Redemptions are effected at the net asset value per share next calculated after receipt in proper form of a redemption request by a Fund or its designee. For purposes of the purchase and redemption of shares of the Funds, the separate account of a Participating Insurance Company shall be a designee of the Fund for receipt of requests for purchase and redemption, and receipt by such designee shall constitute receipt by the Fund, provided that the Fund receives notice of such requests in accordance with applicable requirements on the next following business day. Separate accounts must transmit purchase and redemption orders promptly. Payment for redemptions will be made by the Funds within seven days after the request is received. The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission.


The Funds do not assess any sales charges or redemption fees. Mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the variable annuity contracts or variable life insurance policies. The Participating Insurance Companies are required to describe these fees in the prospectuses for the contracts or policies.


Shares of the Funds may be sold to and held by separate accounts that fund variable annuity and variable life insurance contracts issued by Participating Insurance Companies. The Funds currently do not foresee any disadvantages to the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies arising from the fact that interests of the holders of variable annuity contracts and variable life insurance policies may differ due to differences of tax treatment or other considerations or due to conflicts between the Participating Insurance Companies. Nevertheless, the Trustees will monitor events to seek to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. Should a material irreconcilable conflict arise between the holders of variable annuity contracts and variable life insurance policies of Participating Insurance Companies, the Participating Insurance Companies may be required to withdraw the assets allocable to some or all of the separate accounts from the Funds. Any such withdrawal could disrupt orderly portfolio management to the potential detriment of such holders. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Funds assume no responsibility for such prospectuses.

                            DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

The discussion of the federal income taxation of the Funds and their distributions is for general information only. Purchasers of variable annuity contracts or variable life insurance policies issued by Participating Insurance Companies should refer to the prospectuses of those contracts or policies for additional tax information.


The EQUITY INCOME VIP PORTFOLIO expects to pay income dividends quarterly; the INTERNATIONAL VIP PORTFOLIO expects to pay income dividends semi-annually; and the FIXED-INCOME FUNDS expect to declare income dividends daily and pay them monthly.


Distributions from net realized short-term gains, if any, and distributions from any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) realized through October 31st of each year and not previously paid out will be paid out after that date; each Fund may also pay supplemental distributions after the end of the Trust's fiscal year.

Dividends and distributions are paid in full and fractional shares of each Fund based on the net asset value per share at the close of business on the record date, unless the shareholder requests, in writing to the Trust, payment in cash. The Trust will notify each shareholder after the close of its fiscal year of both the dollar amount and the tax status of that year's distributions.

Each Fund will be treated as a separate entity for federal tax purposes. The Funds intend to elect to qualify and remain qualified as regulated investment companies under Subchapter M of the Internal Revenue Code (the "Code"). If so qualified, each Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any fiscal year which it distributes to its shareholders provided that at least 90% of its net investment income earned in the fiscal year is distributed.


A segregated asset account upon which a variable annuity contract or variable life insurance policy is based must meet certain diversification tests set forth in the Code and U.S. Treasury regulations. If, as is intended, each Fund meets these tests and complies with certain other conditions, a segregated asset account investing solely in shares of a Fund will also be deemed to meet these diversification requirements. However, a failure of a Fund to qualify as a regulated investment company or to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such accounts to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year (including the annual costs of life insurance, if any, provided under such policy).


Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund will be exempt from current federal income taxation to the extent that such distributions accumulate in an individual's variable annuity contract or an individual's variable life insurance contract.





The Code provides for a dividends-received deduction (the "deduction") applicable to corporations, including insurance companies. Special provisions are contained in the Code as to the eligibility of dividends for the deduction. The basic test under the Code for determining the extent to which the dividends paid by each Fund are eligible for the deduction is the extent to which the Fund's income is derived from qualifying dividends received from domestic corporations. See "Dividends and Tax Status" in the Statement of Additional Information for additional information about the deduction.


Dividends and interest received by a Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, and foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of the INTERNATIONAL VIP PORTFOLIO'S total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may elect to enable shareholders of the Fund to receive the benefit of the foreign tax credit with respect to any foreign income taxes paid by the Fund.




                                NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value per share of each Fund is determined on each day that the New York Stock Exchange is open for trading, as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), except on days on which no orders to purchase, sell or redeem shares have been received or days on which changes in the value of a Fund's portfolio securities do not materially affect the net asset value. The net asset value per share is the value of a Fund's assets, less its liabilities, divided by the number of shares of the Fund outstanding. The value of a Fund's portfolio securities is determined on the basis of the market value of such securities or, if market quotations are not readily available, at fair value under guidelines established by the Trustees. Short-term investments maturing in less than 60 days are valued at amortized cost which the Board has determined to equal fair value. See "Net Asset Value" in the Statement of Additional Information for further information.

                            PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

Each Fund's performance may be quoted in advertising, shareholder reports and other communications in terms of yield or total rate of return. All performance information is historical and is not intended to indicate future performance. Yield and total rates of return fluctuate in response to market conditions and other factors, and the value of an investor's shares when redeemed may be more or less than their original cost.

Each Fund may provide its period and average annualized "total rates of return." The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period and reflects any change in net asset value per share and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be "annualized." An "annualized" total rate of return assumes that the period total rate of return is generated over a one-year period.

Each Fund may provide annualized "yield" quotations. The "yield" of a Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each month over a one-year period and is shown as a percentage of the maximum public offering price on the last day of that period. A "yield" quotation, unlike a total rate of return quotation, does not reflect changes in net asset value.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Since shares of the Funds can be purchased only through a variable annuity contract or variable life insurance policy, a prospective purchaser should carefully review the prospectus of the variable annuity contract or variable life insurance policy he or she has chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Funds. See the Statement of Additional Information for more information concerning the calculation of yield and total rate of return quotations for the Funds.

All data included in performance advertisements will reflect past performance and is not indicative of future results. The investment return and principal value of an investment in a Fund will fluctuate, and an investor's proceeds upon redeeming Fund shares may be more or less than the original cost of the shares.

                              GENERAL INFORMATION
--------------------------------------------------------------------------------

The Declaration of Trust contains an express disclaimer of shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for its obligations. While Massachusetts law permits a shareholder of a trust such as this to be held personally liable as a partner under certain circumstances, the risk of a shareholder incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

Common expenses incurred by the Trust are allocated among the Funds based upon
(i) relative net assets; (ii) as incurred on a specific identification basis; or
(iii) evenly among the Funds, depending on the nature of the expenditure.

Except for (i) changes which do not adversely affect the rights of Trust shareholders; (ii) a change in the name of the Trust, or a series or class thereof; (iii) authorization of a new series or class; (iv) changes to supply any omission or correct any ambiguous or defective provision; or (v) changes required by any federal or state or similar regulatory authority or required by the Code to eliminate or reduce any federal, state or local taxes which may be payable by a Fund or its shareholders, no amendment may be made to the Declaration of Trust without the affirmative vote of the holders of at least 67% of the Trust's outstanding shares at a meeting at which more than 50% of its outstanding shares are present in person or represented by proxy. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth above.

The Trust's custodian is Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin 53202 and its subcustodian for foreign securities is The Chase Manhattan Bank, N.A., Four Chase MetroTech Center, Brooklyn, New York 11245.


As of the date of this Prospectus, the Advisor owned all of the outstanding shares of the Funds.

                       APPENDIX -- DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

MOODY'S INVESTORS SERVICE
----------------------------------------------------------
BOND RATINGS:

"AAA" -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of that generic rating category.

"A" -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

"BAA" -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"BA" -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

"PRIME-1" -- Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.

"PRIME-2" -- Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.

STANDARD & POOR'S
RATINGS GROUP
----------------------------------------------------------
BOND RATINGS:

"AAA" -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

"AA" -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

"A" -- Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

"BBB" -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

----------------------------------------------------------
COMMERCIAL PAPER RATINGS:

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

"A-1" -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

"A-2" -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH INVESTORS SERVICE, INC.
----------------------------------------------------------
BOND RATINGS:

The following summarizes the ratings used by Fitch for corporate bonds:

"AAA" -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

"AA" -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

"A" -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

"BBB" -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

"BB" -- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

"B" -- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

PLUS (+) MINUS (-) -- Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.
----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

"F-1+" -- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

"F-1" -- Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

"F-2" -- Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

DUFF & PHELPS
CREDIT RATING CO.
----------------------------------------------------------
BOND RATINGS:

The following summarizes the ratings used by Duff & Phelps for long-term debt:

"AAA" -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA+," "AA," "AA-" -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A+," "A," "A-" -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB+," "BBB," "BBB-" -- Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

"BB+," "BB," "BB-" -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

"B+," "B," "B-" -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.
----------------------------------------------------------
SHORT-TERM DEBT RATINGS:

"D-1+" -- Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" -- Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" -- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" -- Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

-------------------------------------------------------------------------------

                                   PROSPECTUS

                                February 1, 1998


                                    HOTCHKIS
                                      AND
                                     WILEY
                                 VARIABLE TRUST

                             800 WEST SIXTH STREET
                                  FIFTH FLOOR
                         LOS ANGELES, CALIFORNIA 90017
                                  800-236-4479

                               INVESTMENT ADVISOR
                               Hotchkis and Wiley
                             800 West Sixth Street
                                  Fifth Floor
                         Los Angeles, California 90017

                                 LEGAL COUNSEL
                           Gardner, Carton & Douglas
                             321 North Clark Street
                            Chicago, Illinois 60610

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                           100 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202


                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536


                                 ADMINISTRATOR
                          CUSTODIAN AND TRANSFER AGENT
                             Firstar Trust Company
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                    [HOTCHKIS AND WILEY VARIABLE TRUST LOGO]

                                    HOTCHKIS
                                      AND
                                     WILEY
                                 VARIABLE TRUST


                          Equity Income VIP Portfolio
                        --------------------------------
                          International VIP Portfolio
                        --------------------------------
                        Total Return Bond VIP Portfolio
                        --------------------------------
                           Low Duration VIP Portfolio
                        --------------------------------


                     Hotchkis and Wiley: Investment Advisor

-------------------------------------------------------------------------------

                       HOTCHKIS AND WILEY VARIABLE TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED FEBRUARY 1, 1998


The Hotchkis and Wiley Variable Trust (the "Trust") is an investment company which offers shares of four investment funds -- Equity Income VIP Portfolio, International VIP Portfolio, Total Return Bond VIP Portfolio and Low Duration VIP Portfolio (each, a "Fund" and collectively, the "Funds"). The Total Return Bond VIP Portfolio and the Low Duration VIP Portfolio are sometimes also referred to as the "Fixed-Income Funds." The shares of the Funds are offered only to separate accounts of participating life insurance companies ("Participating Insurance Companies") for the purpose of funding variable annuity contracts and variable life insurance contracts.


This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated February 1, 1998 of the Funds. Copies of the prospectus may be obtained at no charge from the Trust, 800 West 6th Street, Los Angeles, CA 90017. Hotchkis and Wiley (the "Advisor") is the investment advisor to the Funds.


                               TABLE OF CONTENTS


                                                                                             PAGE
                                                                                             ----
Investment Objectives and Policies.........................................................   B-2
  Investment Restrictions..................................................................   B-2
  Repurchase Agreements....................................................................   B-3
  U.S. Government Securities...............................................................   B-3
  Corporate Debt Securities................................................................   B-4
  Convertible Securities...................................................................   B-4
  Mortgage-Related Securities..............................................................   B-5
  Asset-Backed Securities..................................................................   B-8
  Risk Factors Relating to Investing in Mortgage-Related and Asset-Backed Securities.......   B-8
  Duration.................................................................................   B-9
  Effective Maturity.......................................................................  B-10
  Derivative Instruments...................................................................  B-10
  Foreign Securities.......................................................................  B-14
  Foreign Currency Options and Related Risks...............................................  B-16
  Forward Foreign Currency Exchange Contracts..............................................  B-17
  Risk Factors Relating to Investing in High Yield Securities..............................  B-19
  Illiquid Securities......................................................................  B-20
Management.................................................................................  B-21
  The Advisor..............................................................................  B-23
  The Distributor..........................................................................  B-23
  Portfolio Transactions and Brokerage.....................................................  B-23
Net Asset Value............................................................................  B-24
Dividends and Tax Status...................................................................  B-25
Performance Information....................................................................  B-27
General Information About the Trust........................................................  B-28
Report of Independent Accountants..........................................................  B-30
Statement of Assets and Liabilities........................................................  B-31

                       INVESTMENT OBJECTIVES AND POLICIES

The investment objective of the Equity Income VIP Portfolio is to provide current income and long-term growth of income, accompanied by growth of capital.

The investment objective of the International VIP Portfolio is to provide current income and long-term growth of income, accompanied by growth of capital.

The investment objective of the Total Return Bond VIP Portfolio is to maximize long-term total return.

The investment objective of the Low Duration VIP Portfolio is to maximize total return, consistent with preservation of capital.

The portfolio and strategies with respect to the composition of each Fund are described in the Funds' prospectus.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions (in addition to those indicated in the prospectus) as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of that Fund's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "1940 Act"). Under the 1940 Act, the vote of the holders of a "majority" of a Fund's outstanding voting securities means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares.

Except as noted, none of the Funds may:

 1. Purchase any security, other than obligations of the U.S. Government, its agencies, or instrumentalities ("U.S. Government securities"), if as a result: (i) with respect to 75% of its total assets, more than 5% of the Fund's total assets (determined at the time of investment) would then be invested in securities of a single issuer; or (ii) more than 25% of the Fund's total assets (determined at the time of investment) would be invested in one or more issuers having their principal business activities in a single industry.

 2. Purchase securities on margin (but any Fund may obtain such short-term credits as may be necessary for the clearance of transactions), provided that the deposit or payment by a Fund of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

 3. Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless not more than 25% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

 4. Issue senior securities, borrow money or pledge its assets except that any Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) and pledge its assets to secure such borrowings; none of the Funds (except the Fixed-Income Funds) will purchase any additional portfolio securities while such borrowings are outstanding. (The Fixed-Income Funds may borrow from banks or enter into reverse repurchase agreements and pledge assets in connection therewith, but only if immediately after each borrowing there is asset coverage of 300%.)

 5. Purchase any security (other than U.S. Government securities) if as a result, with respect to 75% of the Fund's total assets, the Fund would then hold more than 10% of the outstanding voting securities of an issuer.

 6. Buy or sell commodities or commodity contracts or real estate or interests in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate. (For the purposes of this restriction, forward foreign currency exchange contracts are not deemed to be commodities or commodity contracts. This restriction does not apply to the Fixed-Income Funds.)

 7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

 8. Make investments for the purpose of exercising control or management.

 9. Participate on a joint or joint and several basis in any trading account in securities.

10. Make loans, except through repurchase agreements. (This restriction does not apply to the Fixed-Income Funds, which may lend portfolio securities having an aggregate market value of up to one-third of the total assets of the Fund.)

REPURCHASE AGREEMENTS

Each of the Funds may invest in repurchase agreements collaterized by U.S. Government securities. A repurchase agreement is an agreement where the seller agrees to repurchase a security from a Fund at a mutually agreed-upon time and price. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is more than the purchase price, reflecting an agreed-upon rate of return effective for the period of time a Fund's money is invested in the repurchase agreement. A Fund's repurchase agreements will at all time be fully collateralized in an amount at least equal to the resale price. The instruments held as collateral are valued daily, and if the value of instruments declines, a Fund will require additional collateral. In the event of a default, insolvency or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. In such circumstances, the Fund could experience a delay or be prevented from disposing of the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss.

U.S. GOVERNMENT SECURITIES

U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Tennessee Valley Authority, Inter-American Development Bank, Asian Development Bank, Student Loan Marketing Association and the International Bank for Reconstruction and Development.

Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Each Fund will invest in securities of such instrumentality only when the Advisor is satisfied that the credit risk with respect to any instrumentality is acceptable.

The Funds may invest in component parts of U.S. Treasury notes or bonds, namely, either the corpus (principal) of such Treasury obligations or one of the interest payments scheduled to be paid on such obligations. These obligations may take the form of: (i) Treasury obligations from which the interest coupons have been stripped; (ii) the interest coupons that are stripped; (iii) book-entries at a Federal Reserve member bank representing ownership of Treasury obligation components; or (iv) receipts evidencing the component parts (corpus or coupons) of Treasury obligations that have not actually been stripped. Such receipts evidence ownership of component parts of Treasury obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"), and are not issued by the U.S. Treasury; therefore they are not U.S. Government securities, although the underlying bonds represented by these receipts are debt obligations of the U.S. Treasury.

CORPORATE DEBT SECURITIES

A Fund's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the minimum ratings criteria set forth for the Fund, or, if unrated, are in the Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

CONVERTIBLE SECURITIES

The Funds may invest in convertible securities of domestic or foreign issuers, which meet the ratings criteria set forth in the Prospectus. A convertible security is a fixed-income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of common stock or other equity securities of the same or a different issuer. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

MORTGAGE-RELATED SECURITIES

The Fixed-Income Funds may invest in residential or commercial mortgage-related securities, including mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), adjustable rate mortgage securities, CMO residuals, stripped mortgage-related securities, floating and inverse floating rate securities and tiered index bonds.

Mortgage Pass-Through Securities. Mortgage pass-through securities represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect "passing through" monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

There are currently three types of mortgage pass-through securities: (i) those issued by the U.S. Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by pass-through securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or pass-through securities without a government guarantee but usually having some form of private credit enhancement.

GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by the institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage banks), and backed by pools of FHA-insured or VA-guaranteed mortgages.

Obligations of FNMA and FHLMC are not backed by the full faith and credit of the United States Government. In the case of obligations not backed by the full faith and credit of the United States Government, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. FNMA and FHLMC may borrow from the U.S. Treasury to meet its obligations, but the U.S. Treasury is under no obligation to lend to FNMA or FHLMC.

Private mortgage pass-through securities are structured similarly to GNMA, FNMA, and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing.

Pools created by private mortgage pass-through issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the private pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. The insurance and guarantees and the credit worthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Funds' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Private mortgage pass-through securities may be bought without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards.

Collateralized Mortgage Obligations. CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. The issuer of a series of CMOs may elect to be treated as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs also include REMICs.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral which is ordinarily unrelated to the stated maturity date. CMOs often provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after the first class has been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the 1940 Act on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities; (iii) operate under general exemptive orders exempting them from all provisions of the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs that cannot rely on the rule or do not meet the above requirements, the Funds may not invest more than 10% of their assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

The Fixed-Income Funds may also invest in, among other things, parallel pay CMOs, Planned Amortization Class CMOs ("PAC bonds"), sequential pay CMOs, and floating rate CMOs. Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC bonds generally require payments of a specified amount of principal on each payment date. Sequential pay CMOs generally pay principal to only one class while paying interest to several classes. Floating rate CMOs are securities whose coupon rate fluctuates according to some formula related to an existing market index or rate. Typical indices would include the eleventh district cost-of-funds index ("COFI"), the London Interbank Offered Rate ("LIBOR"), one-year Treasury yields, and ten-year Treasury yields.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

The ARMs contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the security. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. In the event that market rates of interest rise more rapidly to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely have fallen.

Certain ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In part, the yield to maturity on the CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-related securities. See "Stripped Mortgage-Related Securities" below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-related securities, in certain circumstances the Fund may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the Securities Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

Stripped Mortgage-Related Securities. Stripped mortgage-related securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently introduced. As a result, established trading markets have not yet been fully developed and accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities. See "Securities and Techniques Used by the Funds -- Mortgage-Related Securities" in the Prospectus.

Inverse Floaters. An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction to the interest rate on another security or index level. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Inverse floaters may experience gains when interest rates fall and may suffer losses in periods of rising interest rates. The market for inverse floaters is relatively new.

Tiered Index Bonds. Tiered index bonds are relatively new forms of mortgage-related securities. The interest rate on a tiered index bond is tied to a specified index or market rate. So long as this index or market rate is below a predetermined "strike" rate, the interest rate on the tiered index bond remains fixed. If, however, the specified index or market rate rises above the "strike" rate, the interest rate of the tiered index bond will decrease. Thus, under these circumstances, the interest rate on a tiered index bond, like an inverse floater, will move in the opposite direction of prevailing interest rates, with the result that the price of the tiered index bond may be considerably more volatile than that of a fixed rate bond.

ASSET-BACKED SECURITIES

The Fixed-Income Funds may invest in various types of asset-backed securities. Through the use of trusts and special purpose corporations, various types of assets, primarily automobile and credit card receivables and home equity loans, are being securitized in pass-through structures similar to the mortgage pass-through or in a pay-through structure similar to the CMO structure. Investments in these and other types of asset-backed securities must be consistent with the investment objectives and policies of the Funds.

RISK FACTORS RELATING TO INVESTING IN MORTGAGE-RELATED AND ASSET-BACKED
SECURITIES

The yield characteristics of mortgage-related and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if the Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. The Funds may invest a portion of their assets in derivative mortgage-related securities which are highly sensitive to changes in prepayment and interest rates. The Advisor will seek to manage these risks (and potential benefits) by diversifying its investments in such securities and through hedging techniques.

During periods of declining interest rates, prepayment of mortgages underlying mortgage-related securities can be expected to accelerate. Accordingly, a Fund's ability to maintain positions in high-yielding mortgage-related securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. Conversely, slower than expected prepayments may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities tend to fluctuate more in response to interest rate changes, leading to increased net asset value volatility. Prepayments may also result in the realization of capital losses with respect to higher yielding securities that had been bought at a premium or the loss of opportunity to realize capital gains in the future from possible future appreciation.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

DURATION

In selecting securities for the Fixed-Income Funds, the Advisor makes use of the concept of duration for fixed-income securities. Duration is a measure of the expected life of a fixed-income security. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Most debt obligations provide interest ("coupon") payments in addition to a final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments, the market values of debt obligations may respond differently to changes in the level and structure of interest rates.

Duration is a measure of the expected life of a fixed-income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed-income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other things being the same, the lower the stated or coupon rate of interest of a fixed-income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed-income security, the shorter the duration of the security.

Futures, options and options on futures have durations which, in general, are closely related to the duration of the securities which underlie them. Holding long futures or call option positions (backed by a segregated account of cash and cash equivalents) will lengthen a Fund's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.

Short futures or put options positions have durations roughly equal to the negative duration of the securities that underlie those positions, and have the effect of reducing portfolio duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, the Advisor will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

EFFECTIVE MATURITY

The Fixed-Income Funds each invest in a diversified portfolio of fixed-income securities of varying maturities. The effective maturity is the weighted average period over which a security's principal is expected to be paid. Stated maturity is the date when the issuer is scheduled to make the final payment of principal. Effective maturity differs from stated maturity in that it estimates the anticipated effect of expected principal prepayments and call provisions.

The effective maturity of a debt security will be the stated maturity, except:
(1) in the case of a security with a call provision, the maturity date will be considered the call date if there is a high probability, in the opinion of the Advisor, that the security will be called; (2) in the case of securities with unconditional put provisions entitling the security holder to receive the security's approximate amortized cost, the maturity will be considered to be the next put date; (3) in the case of mortgage-backed or other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Advisor believes appropriate; and (4) in the case of a variable or floating rate investment grade security which, in the Advisor's opinion, will have a market value approximating amortized cost on the next interest rate reset date, the maturity will be considered to be the next reset date. However, no Fixed-Income Fund will invest more than 5% of its net assets at the time of purchase in floating or variable rate instruments of any one issuer, nor invest more than 20% of its net assets at the time of purchase in floating or variable rate instruments of issuers within the same industry.

DERIVATIVE INSTRUMENTS

As indicated in the Prospectus, to the extent consistent with their investment objectives and policies, the Funds may purchase and write call and put options on securities, securities indexes and on foreign currencies and enter into futures contracts and use options on futures contracts. The Funds also may enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. The Funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, or securities prices or as part of their overall investment strategies. The International VIP Portfolio and the Fixed-Income Funds may also purchase and sell options relating to foreign currencies for the purpose of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Each Fund will maintain segregated accounts consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily (or, as permitted by applicable regulation, enter into certain offsetting positions), to cover its obligations under options and futures contracts to avoid leveraging of the Fund.

Options on Securities and on Securities Indexes. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. A Fund may purchase call options on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option only if the option is "covered" by the Fund holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series.

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. A Fund may use interest rate, foreign currency or index futures contracts, as specified for that Fund in the Prospectus. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies, including: the S&P 500; the S&P 100; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put options on futures. Options on futures possess many of the same characteristics as options on securities and indexes (discussed above). An option on a futures contract gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

Each Fund will use futures contracts and options on futures contracts in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. A Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and options on futures contracts.

A Fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations on Use of Futures and Options Thereon. When purchasing a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

When selling a call option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain with its custodian (and mark-to-market on a daily basis) cash, U.S. Government securities, equity securities or other liquid, unencumbered assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

In order to comply with current applicable regulations of the CFTC pursuant to which the Trust avoids being deemed a "commodity pool operator," the Funds are limited in their futures trading activities to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, or to non-hedging positions for which the aggregate initial margin and premiums will not exceed 5% of the liquidation value of the Fund's assets.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures contracts, options thereon or forward contracts. See "Dividends and Tax Status."

Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variation in speculative market demand for futures and options on futures, including technical influences in futures trading and options on futures, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or an option on futures position, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts, and Forward Currency Exchange Contracts and Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (1) other complex foreign political, legal and economic factors; (2) lesser availability than in the United States of data on which to make trading decisions; (3) delays in the Funds' ability to act upon economic events occurring in foreign markets during non-business hours in the United States; and
(4) lesser trading volume.

FOREIGN SECURITIES

The Funds may invest in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts, usually issued by a U.S. bank or trust company, evidencing ownership of the underlying securities; EDRs are European receipts evidencing a similar arrangement. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and are designed for use in the U.S. securities markets; EDRs are issued in bearer form, denominated in other currencies, and are designed for use in European securities markets.

The Fixed-Income Funds may also invest in fixed-income securities of issuers located in emerging foreign markets. Emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, Malaysia, New Zealand, Hong Kong, South Korea, Singapore and most Western European countries. In determining what countries constitute emerging markets, the Advisor will consider, among other things, data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation. Currently, investing in many emerging markets may not be desirable or feasible, because of the lack of adequate custody arrangements for a Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund expects to expand and further broaden the group of emerging markets in which it invests.

From time to time, emerging markets have offered the opportunity for higher returns in exchange for a higher level of risk. Accordingly, the Advisor believes that a Fixed-Income Fund's ability to invest in emerging markets throughout the world may enable the achievement of results superior to those produced by funds, with similar objectives to those of these Funds, that invest solely in securities in developed markets. There is no assurance that any Fixed-Income Fund will achieve these results.

The Fixed-Income Funds may invest in the following types of emerging market fixed-income securities: (1) fixed-income securities issued or guaranteed by governments, their agencies, instrumentalities or political subdivisions, or by government owned, controlled or sponsored entities, including central banks (collectively, "Sovereign Debt"), including Brady Bonds (described below); (2) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of Sovereign Debt; (3) fixed-income securities issued by banks and other business entities; and (4) fixed-income securities denominated in or indexed to the currencies of emerging markets. Fixed-income securities held by a Fund may take the form of bonds, notes, bills, debentures, bank debt obligations, short-term paper, loan participations, assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of any of the foregoing. There is no requirement with respect to the maturity of fixed-income securities in which the Fund may invest.

The Fixed-Income Funds may invest in Brady Bonds and other Sovereign Debt of countries that have restructured or are in the process of restructuring Sovereign Debt pursuant to the Brady Plan. "Brady Bonds" are debt securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.

Emerging market fixed-income securities generally are considered to be of a credit quality below investment grade, even though they often are not rated by any nationally recognized statistical rating organizations. Investment in emerging market fixed-income securities will be allocated among various countries based upon the Advisor's analysis of credit risk and its consideration of a number of factors, including: prospects for relative economic growth among the different countries in which the Fixed-Income Funds may invest; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of the individual investment opportunities available to international investors. The Advisor's emerging market sovereign credit analysis includes an evaluation of the issuing country's total debt levels, currency reserve levels, net exports/imports, overall economic growth, level of inflation, currency fluctuation, political and social climate and payment history. Particular fixed-income securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and interest rate sensitivity of the various debt issues available with respect to a particular issuer, analysis of the anticipated volatility and liquidity of the particular debt instruments, and the tax implications to the Fund. The emerging market fixed-income securities in which the Fixed-Income Funds may invest are not subject to any minimum credit quality standards.

FOREIGN CURRENCY OPTIONS AND RELATED RISKS

The Funds may take positions in options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on foreign securities the Funds hold in their portfolios or intend to purchase. For example, if a Fund were to enter into a contract to purchase securities denominated in a foreign currency, it could effectively fix the maximum U.S. dollar cost of the securities by purchasing call options on that foreign currency. Similarly, if a Fund held securities denominated in a foreign currency and anticipated a decline in the value of that currency against the U.S. dollar, it could hedge against such a decline by purchasing a put option on the currency involved. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

The quantities of currencies underlying option contracts represent odd lots in a market dominated by transactions between banks, and as a result extra transaction costs may be incurred upon exercise of an option.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations be firm or revised on a timely basis. Quotation information is generally representative of very large transactions in the interbank market and may not reflect smaller transactions where rates may be less favorable. Option markets may be closed while round-the-clock interbank currency markets are open, and this can create price and rate discrepancies.

Risks of Options Trading. The Funds may effectively terminate their rights or obligations under options by entering into closing transactions. Closing transactions permit a Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. The value of a foreign currency option depends on the value of the underlying currency relative to the U.S. dollar. Other factors affecting the value of an option are the time remaining until expiration, the relationship of the exercise price to market price, the historical price volatility of the underlying currency and general market conditions. As a result, changes in the value of an option position may have no relationship to the investment merit of a foreign security. Whether a profit or loss is realized on a closing transaction depends on the price movement of the underlying currency and the market value of the option.

Options normally have expiration dates of up to nine months. The exercise price may be below, equal to or above the current market value of the underlying currency. Options that expire unexercised have no value, and a Fund will realize a loss of any premium paid and any transaction costs. Closing transactions may be effected only by negotiating directly with the other party to the option contract, unless a secondary market for the options develops. Although the Funds intend to enter into foreign currency options only with dealers which agree to enter into, and which are expected to be capable of entering into, closing transactions with the Funds, there can be no assurance that a Fund will be able to liquidate an option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, a Fund may be unable to liquidate a foreign currency option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that a Fund would have to exercise those options that it had purchased in order to realize any profit.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Funds may use forward contracts to protect against uncertainty in the level of future exchange rates. The Funds will not speculate with forward contracts or foreign currency exchange rates.

A Fund may enter into forward contracts with respect to specific transactions. For example, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of the payment, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. A Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

A Fund also may use forward contracts in connection with portfolio positions to lock in the U.S. dollar value of those positions, to increase the Fund's exposure to foreign currencies that the Advisor believes may rise in value relative to the U.S. dollar or to shift the Fund's exposure to foreign currency fluctuations from one country to another. For example, when the Advisor believes that the currency of a particular foreign country may suffer a substantial decline relative to the U.S. dollar or another currency, it may enter into a forward contract to sell the amount of the former foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. This investment practice generally is referred to as "cross-hedging" when another foreign currency is used.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transaction costs. A Fund may enter into forward contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or (2) the Fund maintains in a segregated account cash, U.S. Government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, in an amount not less than the value of the Fund's total assets committed to the consummation of the contracts. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Advisor believes it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

At or before the maturity date of a forward contract that requires a Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate between the currencies involved moved between the execution dates of the first and second contracts.

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

Although the Funds value their assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Funds may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Swap Agreements. The Funds may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter-party will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked-to-market daily, to avoid any potential leveraging of the Fund's portfolio. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective of total return will depend on the Advisor's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party. The Advisor will cause a Fund to enter into swap agreements only with counter-parties that would be eligible for consideration as repurchase agreement counter-parties. Restrictions imposed by the Internal Revenue Code may limit the Funds' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market risk (such as interest rate sensitivity, market perception of creditworthiness of the issuer and general market liquidity) and credit risk (such as the issuer's inability to meet its obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The Advisor considers both credit risk and market risk in making investment decisions for the Funds. Investors should carefully consider the relative risk of investing in high yield securities and understand that such securities are not generally meant for short-term trading.

The amount of high yield securities outstanding proliferated in the 1980's in conjunction with the increase in merger and acquisition and leveraged buyout activity. Under adverse economic conditions, there is a risk that highly leveraged issuers may be unable to service their debt obligations upon maturity. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Advisor could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower-rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Funds' net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund's portfolio and increasing the exposure of the Fund to the risks of high yield securities.

ILLIQUID SECURITIES

A Fund may not hold more than 15% of its net assets in illiquid securities. Illiquid securities include repurchase agreements which have a maturity of longer than seven days, and securities that are illiquid by virtue of the absence of a readily available market (either within or outside of the Unites States) or legal or contractual restrictions of resale. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act, securities which are otherwise not readily marketable and repurchase agreements have a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainly in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption within seven days. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Also market quotations are less readily available. The judgment of the Advisor may at times play a greater role in valuing these securities than in the case of unrestricted securities. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A established a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. The investment adviser anticipates that the market for certain restricted securities such as institutional commercial paper and foreign securities will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid. The Advisor will monitor the liquidity of such restricted securities subject to the supervision of the Trustees. In reaching liquidity decisions, the Advisor will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (1) it much be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSRO"), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the Advisor, and
(2) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Investing in Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.


                                   MANAGEMENT


The Trustees and officers of the Trust are:


  NAME, ADDRESS AND AGE    POSITION WITH TRUST       PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
-------------------------  -------------------  ------------------------------------------------------
Robert L. Burch III (63)   Trustee              Managing Partner, A.W. Jones Co. (investments);
885 Third Avenue                                Chairman, Jonathan Mfg. Corp. (slide manufacturing).
New York, NY 10022
John A. G. Gavin (66)      Trustee              Chairman, Gamma Services Corp. (venture capital)
2100 Century Park West                          (since 1968); Principal, Gavin, Dailey & Partners
Los Angeles, CA 90067                           (consulting) (since 1993); U.S. Ambassador to Mexico
                                                (1981 - 1986); Director, Atlantic Richfield Co.,
                                                Dresser Industries, Inc., Pinkertons, International
                                                Wire Corp. and Kap Resources.
Joe Grills (62)            Trustee              Member of the Committee of Investment of Employee
11478 Twin Mountains Road                       Benefit Assets of the Financial Executives Institute
Rapidan, VA 22733                               ("CIEBA") (since 1986); member of CIEBA's Executive
                                                Committee since 1988 and its Chairman (1991 - 1992);
                                                Assistant Treasurer of International Business Machines
                                                Incorporated ("IBM") and Chief Investment Officer of
                                                the IBM Retirement Funds (1986 - 1993); Member of the
                                                Investment Advisory Committee of the State of New York
                                                Common Retirement Fund; Director, Duke Management
                                                Company, KIMCO Realty Corp. and LaSalle Street Fund;
                                                Investment Advisory Committee, Howard Hughes Medical
                                                Institute; Trustee or Director of a number of
                                                investment companies for which Merrill Lynch Asset
                                                Management is the advisor.
John F. Hotchkis* (66)     Trustee              Chairman and Portfolio Manager of the Advisor.
800 West 6th Street
Los Angeles, CA 90017
Robert B. Hutchinson (78)  Trustee              Former Chairman (1987 - 88) and Director (1976 - 88),
c/o Simpson Investment                          Prudential Bank (savings bank); Director and former
Co.                                             Senior Vice President, Finance and Secretary, Simpson
1201 3rd Avenue                                 Investment Co. (holding company for a wood products
Seattle, WA 98101                               company, pulp and paper company and a PVC products
                                                company); Director, Enterprises International, Inc.
                                                (industrial strapping material manufacturer).
Michael L. Quinn* (51)     Trustee              Chief Executive Officer of the Advisor (since November
Merrill Lynch Capital                           1996); Head of Merrill Lynch Capital Management Group
Management Group                                (since 1995); co-head of the Equity Division of
800 Scudders Mill Road                          Merrill Lynch, Pierce, Fenner & Smith Inc.
Plainsboro, NJ 08536                            (1991 - 1995); Trustee, Valley Hospital and the
                                                University of Denver.
Merle T. Welshans (79)     Trustee              Adjunct Professor of Finance, Washington University;
14360 Ladue Road                                Chairperson of the Investment Committee of the
Chesterfield, MO 63017                          Missouri United Methodist Foundation; Trustee,
                                                Deaconess Hospital Foundation.
Richard R. West (59)       Trustee              Dean Emeritus of New York University's Leonard N.
Box 604                                         Stern School of Business (since 1993); formerly Dean
Genoa, NV 89411                                 (1984 - 1993) and Professor of Finance (1984 - 1995),
                                                New York University's Leonard N. Stern School of
                                                Business; Director, Bornado, Inc., Alexander's Inc.,
                                                Bowne & Co., Inc. and Smith Corona Corp.; Trustee or
                                                Director of a number of investment companies for which
                                                Merrill Lynch Asset Management is the advisor.

  NAME, ADDRESS AND AGE    POSITION WITH TRUST       PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS
-------------------------  -------------------  ------------------------------------------------------
Nancy D. Celick (46)       President and        Chief Financial Officer and Director of the Advisor;
800 West 6th Street        Principal Executive  Chief Financial Officer Kennedy-Wilson, Inc. (auction
Los Angeles, CA 90017      Officer              marketing services) (1992 - 1993); Chief Financial
                                                Officer of First National Corporation (bank holding
                                                company) (1984 - 1992).
Gail Bardin (51)           Executive Vice       Managing Director of the Advisor since 1995; Partner
800 West 6th Street        President            of the Advisor (1994 - 1995); Principal of the Advisor
Los Angeles, CA 90017                           (1992 - 1994); Portfolio Manager of the Advisor
                                                (1988 - 1992).
Mark D. Cone (29)          Vice President       Vice President of the Advisor; Retail Account Manager,
800 West 6th Street                             Neuberger & Berman (1991 - 1994).
Los Angeles, CA 90017
Gracie Fermelia (36)       Secretary,           Vice President of the Advisor; Senior Manager, Price
800 West 6th Street        Treasurer, and       Waterhouse (1985 - 1994).
Los Angeles, CA 90017      Principal Financial
                           and Accounting
                           Officer


---------------

* "Interested" Trustee, as defined in the 1940 Act, due to the relationship indicated with the Advisor.


The Trust does not pay salaries to any of its officers or fees to any of its Trustees affiliated with the Advisor. The following table sets forth the estimated aggregate compensation to be paid to the Trustees during the Trust's fiscal year ending December 31, 1998 and the aggregate compensation paid to the Trustees for service on the Trust's Board and that of any other fund for which the Advisor serves as investment adviser or has an investment adviser that is an affiliated person of the Advisor ("Fund Complex") for the calendar year ended December 31, 1997.



                                                                                                      TOTAL 1997
                                                                                                     COMPENSATION
                                                              PENSION OR                              FROM TRUST
                                                              RETIREMENT        ESTIMATED ANNUAL       AND FUND
                                           AGGREGATE       BENEFITS ACCRUED         BENEFITS         COMPLEX PAID
                                          COMPENSATION     AS PART OF FUND            UPON           TO TRUSTEES
          NAME AND POSITION                FROM TRUST          EXPENSES            RETIREMENT             *
--------------------------------------    ------------     ----------------     ----------------     ------------
Robert L. Burch III,                        $ 12,000          none                 n/a                 $ 10,500
Trustee
John A. G. Gavin,                           $ 12,000          none                 n/a                 $  6,000
Trustee
Joe Grills,                                 $ 12,000          none                 n/a                 $171,500
Trustee
John F. Hotchkis,                           $    -0-          none                 n/a                 $    -0-
Trustee
Robert B. Hutchinson,                       $ 12,000          none                 n/a                 $ 12,000
Trustee
Michael L. Quinn,                           $    -0-          none                 n/a                 $    -0-
Trustee
Merle T. Welshans,                          $ 12,000          none                 n/a                 $ 12,000
Trustee
Richard R. West,                            $ 12,000          none                 n/a                 $299,000
Trustee


---------------


* Each Trustee also serves as a Trustee of the Hotchkis and Wiley Funds. Messrs. Grills and West also serve on the boards of other investment companies advised by Merrill Lynch Asset Management, LP and its advisory affiliates (Mr. Grills serves 20 registered investment companies representing 48 portfolios and Mr. West serves 48 registered investment companies representing 70 portfolios).

THE ADVISOR


The Advisor provides the Funds with management and investment advisory services. Hotchkis and Wiley is a division of the Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., located at 800 West 6th Street, Los Angeles, California 90017 and a separate business unit of Merrill Lynch & Co., Inc., a financial services holding company incorporated in Delaware.


The Equity Income and International VIP Portfolios pay the Advisor for the services performed a fee at the annual rate of 0.75% of each Fund's average net assets. The Total Return Bond VIP Portfolio pays the Advisor a fee at the annual rate of 0.55% of its average daily net assets. The Low Duration VIP Portfolio pays the Advisor a fee at the annual rate of 0.46% of its average daily net assets.

In addition, the Advisor has voluntarily agreed to limit the annual operating expenses of the Equity Income VIP Portfolio to 1.15% of the Fund's average net assets. The Advisor has agreed to limit the annual operating expenses of the International VIP Portfolio to 1.35% of the Fund's average net assets. The Advisor has agreed to limit the annual operating expenses of the Total Return Bond VIP Portfolio to 0.65% of the Fund's average net assets. Additionally, the Advisor has agreed to limit the annual operating expenses of the Low Duration VIP Portfolio to 0.58% of the Fund's average net assets.

Each of the four Investment Advisory Agreements provides that the Advisor shall not be liable to the Trust for any error of judgment by the Advisor or for any loss sustained by any of the Funds except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


THE DISTRIBUTOR



Merrill Lynch Funds Distributor, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Funds' distributor.


PORTFOLIO TRANSACTIONS AND BROKERAGE

The Investment Advisory Agreements state that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of each Fund by placing purchase and sale orders for that Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Trust to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreements to consider the reliability, integrity and financial condition of the broker. The Advisor is also authorized by the Agreements to consider whether the broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Agreements state that the commissions paid to brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided and need not place or attempt to place a specific dollar value on such services or on the portion of commission rates reflecting such services. The Agreements provide that to demonstrate that such determinations were in good faith, and to show the overall reasonableness of commissions paid, the Advisor shall be prepared to show that commissions paid
(1) were
for purposes contemplated by the Agreements; (2) were for products or services which provide lawful and appropriate assistance to the Advisor's decision-making process; and (3) were within a reasonable range as compared to the rates charged by brokers to other institutional investors as such rates may become known from available information. The Advisor is also authorized to consider sales of shares of each Fund and/or of any other investment companies for which the Advisor acts as Advisor as a factor in the selection of brokers to execute brokerage and principal transactions, subject to the requirements of "best execution", as defined above, although the Advisor is not currently doing so.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information assisting the Trust in the valuation of the Funds' investments. The research which the Advisor receives for the Funds' brokerage commissions, whether or not useful to a Fund, may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to any Fund.

In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission although the price of the security usually includes a profit to the dealer. Money market instruments usually trade on a "net" basis as well. On occasion, certain money market instruments may be purchased by the Funds directly from an issuer in which case no commissions or discounts are paid. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

The International VIP Portfolio anticipates that its brokerage transactions involving securities of companies headquartered in countries other than the U.S. will be conducted primarily on the principal exchanges of such countries. Transactions on foreign exchanges are usually subject to fixed commissions which are generally higher than negotiated commissions on U.S. transactions, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the U.S.

                                NET ASSET VALUE

As indicated in the Funds' Prospectus, the net asset value per share of each Fund's shares will be determined on each day that the New York Stock Exchange is open for trading. That Exchange annually announces the days on which it will not be open for trading; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement. Also, no Fund is required to compute its net asset value on any day on which no order to purchase or redeem its shares is received.

Securities are valued by an independent pricing agent to the extent possible. In determining the net asset value of each Fund's shares, equity securities that are listed on a securities exchange (whether domestic or foreign) or quoted by the NASDAQ National Market System are valued at the last sale price on that day as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., New York time), or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or on such System. Unlisted equity securities that are not included in such National Market System are valued at the average of the quoted bid and asked prices in the over-the-counter market.

Fixed-income securities which are traded on a national securities exchange will be valued at the last sale price or, if there was no sale on such day, at the average of readily available closing bid and asked prices on such exchange. However, securities with a demand feature exercisable within one to seven days are valued at par. Prices for fixed-income securities may be based on quotations received from one or more market-makers in the securities, or on evaluations from pricing services. Fixed-income securities for which quotations or prices are not readily available are valued at their fair value as determined by the Advisor under guidelines established by the Board of Trustees, with reference to fixed-income securities whose prices are more readily obtainable or to an appropriate matrix utilizing similar factors. As a broader market does not exist, the proceeds received upon the disposal of such securities may differ from their recorded value. Debt securities which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

Options, futures contracts and options thereon which are traded on exchanges are valued at their last sale or settlement price as of the close of the exchanges or, if no sales are reported, at the average of the quoted bid and asked prices as of the close of the exchange.

Trading in securities listed on foreign securities exchanges or over-the-counter markets is normally completed before the close of regular trading on the New York Stock Exchange. In addition, foreign securities trading may not take place on all business days in New York and may occur on days on which the New York Stock Exchange is not open. In addition, foreign currency exchange rates are generally determined prior to the close of trading on the New York Stock Exchange. Events affecting the values of foreign securities and currencies will not be reflected in the determination of net asset value unless the Board of Trustees determines that the particular event would materially affect net asset value, in which case an adjustment will be made. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Foreign currency exchange transactions conducted on a spot basis are valued at the spot rate prevailing in the foreign exchange market.

Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by the Advisor under guidelines established by and under the general supervision and responsibility of the Board of Trustees.

                            DIVIDENDS AND TAX STATUS


Each Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Qualification as a regulated investment company requires, among other things, that (1) at least 90% of each Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from payments with respect to securities loans, interest, dividends and gains from the sale or other disposition of securities, foreign currencies or options (including forward contracts) thereon; and (2) each Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's assets is represented by cash, U.S. Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). In addition, in order not to be subject to federal taxation, each Fund must distribute to its shareholders at least 90% of its net investment income, other than net capital gains, earned in each year.

A separate account upon which a variable annuity contract or variable life insurance contract is based must meet certain diversification requirements set forth in the Code and U.S. Treasury regulations. The Code provides a safe harbor provision under which a separate account will be treated as satisfying the diversification requirements if, as of the close of each quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies. The U.S. Treasury regulations provide an alternative to the safe harbor provision of the Code. Under such regulations, a separate account will satisfy the diversification requirements if, among other things, the regulated investment company underlying such account invests no more than (1) 55% of the value of its assets in one investment, (2) 70% of the value of its assets in two investments, (3) 80% of the value of its assets in three investments, and (4) 90% of the value of its assets in four investments. If, as is intended, each Fund meets these requirements and complies with certain other conditions, a separate account investing solely in shares of a Fund will also be deemed to meet these diversification requirements. However, a failure of a Fund to qualify as a regulated investment company or to meet such conditions and to comply with such requirements could cause the owners of variable annuity contracts and variable life insurance contracts based on such accounts to recognize ordinary income each year in the amount of any net appreciation of such contract during the year (including the annual costs of life insurance, if any, provided under such contract).


Provided that each Fund and a separate account investing in such Fund satisfy the above requirements, any distributions from a Fund will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance contract owned by an individual.


A Fund is required to pay an excise tax to the extent it does not distribute to its shareholders during such calendar year at least 98% of its ordinary income for that calendar year, 98% of its capital gains over capital losses for the one-year period ending October 31 in such calendar year, and all undistributed ordinary income and capital gains for the preceding respective one-year period. The Funds intend to meet these distribution requirements to avoid excise tax liability.



In determining the extent to which a Fund's dividends may be eligible for the 70% dividends received deduction applicable to corporations, including insurance companies, interest income, capital gain net income, gain or loss from Section 1256 contracts, dividend income from foreign corporations and income from other sources will not constitute qualified dividends. Shareholders should consult their tax advisors regarding other requirements applicable to the dividends received deduction.


Special rules apply to the treatment of certain forward foreign currency exchange contracts (Section 1256 contracts). At the end of each year, such investments held by a Fund must be "marked to market" for federal income tax purposes; that is, treated as having been sold at market value. Except to the extent that such gains or losses are treated as "Section 988" gains or losses, as described below, sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on forward foreign currency exchange contracts or dispositions of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition are also treated as ordinary gain or loss.

These gains, referred to as "Section 988" gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the Fund's net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing the basis of each shareholder's shares.



                            PERFORMANCE INFORMATION


Total Return. Average annual total return quotations used in the Funds' advertising and promotional materials are calculated according to the following formula:


                                P(1+T)(n) = ERV


where P equals a hypothetical initial payment of $1000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Yield. Annualized yield quotations used in a Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

YIELD =      2 [ ( a-b + 1)(6) - 1 ]
                   cd

where a equals dividends and interest earned during the period; b equals expenses accrued for the period, net of reimbursements; c equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and d equals the maximum offering price per share on the last day of the period.

Except as noted below, in determining net investment income earned during the period ("a" in the above formula), a Fund calculates interest earned on each debt obligation held by it during the period by: (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information. Each Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. Yields and total returns quoted for a Fund include the effect of deducting the Fund's expenses, but may not include charges and expenses attributable to a particular variable annuity contract or variable life insurance policy. Including these charges in the quotations of a Fund's yield and total return would have the effect of decreasing performance. Since shares of the Funds can be purchased only through a variable annuity contract or variable life insurance policy, a purchaser of such contract or policy should carefully review the prospectus for the applicable variable annuity contract or variable life insurance policy for information on relevant charges and expenses. Performance information for the Funds must always be accompanied by, and be reviewed with, performance information for the insurance product which invests in the Funds.

In advertising and promotional materials, a Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                      GENERAL INFORMATION ABOUT THE TRUST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. Each share represents an interest in a Fund proportionately equal to the interest of each other share. Upon the Trust's liquidation, all shareholders would share pro rata in the net assets of the Fund in question available for distribution to shareholders. If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create classes of shares. The Board of Trustees has created four series of shares, and may create additional series in the future, which have separate assets and liabilities; each of such series has or will have a designation including the word "Series." Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.


The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Ten shareholders holding the lesser of $25,000 worth or one percent of a Fund's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then, if requested by the applicants, mail at the applicants' expense the applicants' communication to all other shareholders.

The Trust or any Fund may be terminated if approved by the vote of a majority of the Trustees or by the approval of the holders of a majority of the Trust's outstanding shares, as defined in the 1940 Act. If not so terminated, the Trust will continue indefinitely.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

The rights accompanying Fund shares are legally vested in the separate accounts. However, in accordance with current law and interpretations thereof, Participating Insurance Companies will vote shares held in the separate accounts in a manner consistent with timely voting instructions received from the holders of variable annuity contracts and variable life insurance policies. Each Participating Insurance Company will vote Fund shares held in separate accounts for which no timely instructions are received from the holders of variable annuity contracts and variable life insurance policies, as well as shares it owns, in the same proportion as those shares for which voting instructions are received. For a further discussion, please refer to the insurance company's separate account prospectus.

The Trust's custodian, Firstar Trust Company, 615 East Michigan Street, Milwaukee, Wisconsin, is responsible for holding the Funds' assets and acts as the Trust's accounting services agent. The Chase Manhattan Bank, N.A., through its global custody network, provides custodial services for assets of the Trust held outside the U.S. The Trust's independent accountants, Price Waterhouse LLP, 100 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, examine the Trust's financial statements and assist in the preparation of certain reports to the Securities and Exchange Commission.


As of the date of this Statement of Additional Information, the Advisor owns all of the outstanding shares of the Funds.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Shareholder and Board of Trustees of


  Hotchkis and Wiley Variable Trust



In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of each of the portfolios of Hotchkis and Wiley Variable Trust (the "Funds") at January 16, 1998, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Funds' management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.



Price Waterhouse LLP


Milwaukee, Wisconsin


January 26, 1998

                       HOTCHKIS AND WILEY VARIABLE TRUST



                      STATEMENT OF ASSETS AND LIABILITIES


                                JANUARY 16, 1998



                                                                        LOW          TOTAL RETURN
                                                 EQUITY INCOME       DURATION            BOND          INTERNATIONAL
                                                 VIP PORTFOLIO     VIP PORTFOLIO     VIP PORTFOLIO     VIP PORTFOLIO
                                                 -------------     -------------     -------------     -------------
ASSETS
Cash...........................................     $49,990           $49,990           $    10           $    10
Unamortized organization costs.................      14,250            14,250            14,250            14,250
                                                   --------           -------           -------           -------
          Total Assets.........................      64,240            64,240            14,260            14,260
                                                   --------           -------           -------           -------
LIABILITIES
Payable to advisor.............................      14,250            14,250            14,250            14,250
                                                   --------           -------           -------           -------
          Total Liabilities....................      14,250            14,250            14,250            14,250
                                                   --------           -------           -------           -------
NET ASSETS.....................................     $49,990           $49,990           $    10           $    10
                                                   ========           =======           =======           =======
Capital shares, no par value; unlimited shares
  of beneficial interest authorized............       4,999             4,999                 1                 1
                                                   --------           -------           -------           -------
Net asset value, offering and redemption price
  per share (net assets/shares of beneficial
  interest outstanding)........................     $ 10.00           $ 10.00           $ 10.00           $ 10.00
                                                   ========           =======           =======           =======



               The accompanying notes to the financial statement


                    are an integral part of this statement.

                       HOTCHKIS AND WILEY VARIABLE TRUST

                        NOTES TO THE FINANCIAL STATEMENT

                                JANUARY 16, 1998



1. ORGANIZATION



Hotchkis and Wiley Variable Trust (the "Trust") was organized as a Massachusetts business trust on February 4, 1997 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently authorized are the Total Return Bond VIP Portfolio, Low Duration VIP Portfolio, Equity Income VIP Portfolio and International VIP Portfolio (collectively, the "Funds"). Each Fund is a diversified series of shares, each having separate assets and liabilities, of the Trust. Shares of the Funds are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts.


The Funds have had no operations other than those relating to organizational matters, including the sale of 4,999 shares for cash in the amount of $49,990 for each of the Equity Income VIP Portfolio and Low Duration VIP Portfolio and one share for cash in the amount of $10 for each of the Total Return Bond VIP Portfolio and International VIP Portfolio, which were sold to Hotchkis and Wiley (the "Advisor") on January 16, 1998. The Advisor is a division of the Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P. and a separate business unit of Merrill Lynch & Co.


2. SIGNIFICANT ACCOUNTING POLICIES


  (a) Organization Costs

Costs incurred by the Trust in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. These costs were advanced by the Advisor and will be reimbursed by the Trust. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

  (b) Federal Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve it from all or substantially all Federal income taxes.


3. INVESTMENT ADVISOR



The Trust has an agreement with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Advisor will receive the following percentage of average daily net assets for each Fund: 0.55% for the Total Return Bond VIP Portfolio, 0.46% for the Low Duration VIP Portfolio, and 0.75% for each of the Equity Income VIP Portfolio and International VIP Portfolio.

                       HOTCHKIS AND WILEY VARIABLE TRUST



                  NOTES TO THE FINANCIAL STATEMENT (CONTINUED)


                                JANUARY 16, 1998


The Advisor has agreed to reimburse expenses of the Funds to the extent necessary to ensure that the regular annual operating expenses of the Funds do not exceed the following percentage of average daily net assets for each Fund:
0.65% for the Total Return Bond VIP Portfolio, 0.58% for the Low Duration VIP Portfolio, 1.15% for the Equity Income VIP Portfolio and 1.35% for the International VIP Portfolio.

                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

         (a)      Financial Statements:

         The following audited financial statements are included in the Statement of Additional Information constituting Part B of this Registration
Statement:


         Statement of Assets and Liabilities
         Notes to Financial Statements
         Report of Independent Accountants

         The following financial statements are included in the Prospectuses constituting Part A of this Registration Statement:

         None.

         (b)      Exhibits:

                  (1)      (a)      Declaration of Trust(1)
                           (b)      Amended Certificate of Designation(2)
                  (2)      By-Laws(1)
                  (3)      Not applicable
                  (4)      Not applicable
                  (5)      (a)      Form of Investment Advisory Agreement
                                    relating to the Equity Income VIP
                                    Portfolio(2)
                           (b)      Form of Investment Advisory Agreement
                                    relating to the International VIP
                                    Portfolio(2)
                           (c)      Form of Investment Advisory Agreement
                                    relating to the Low Duration VIP
                                    Portfolio(2)
                           (d)      Form of Investment Advisory Agreement
                                    relating to the Total Return Bond
                                    VIP Portfolio(2)
                  (6)      Distribution Agreement*
                  (7)      Not applicable
                  (8)      (a)  Custodian Agreement with Firstar Trust Company*
                           (b) Global Custody Tri-Party Agreement between Firstar Trust Company and Chase Manhattan Bank, N.A.*
                  (9)      (a)  Fund Administration Servicing Agreement*
                           (b)  Transfer Agent Agreement*
                  (10)     Opinion and Consent of Counsel*
                  (11)     Consent of Independent Accountants*
                  (12)     Not applicable
                  (13)     Subscription Agreement*
                  (14)     Not applicable
                  (15)     Not applicable
                  (16)     Not applicable

----------

*        Filed herewith.
(1) Incorporated by reference to the Registration Statement on Form N-1A filed on April 1, 1997 (File No. 333-24349).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 21, 1997.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         See "General Information About the Trust" in the Statement of Additional Information.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


         As of January 19, 1998, Hotchkis and Wiley, a division of the Merrill Lynch Capital Management Group of Merrill Lynch Asset Management, L.P., owned all of the outstanding shares of Hotchkis & Wiley Variable Trust.

ITEM 27.  INDEMNIFICATION.

         Section 12 of Article SEVENTH of Registrant's Declaration of Trust, states as follows:

         (c) As used in this paragraph the following terms shall have the meanings set forth below:

                           (i) the term "indemnitee" shall mean any present or
                  former Trustee, officer or employer of the Trust, any present or former Trustee or officer of another trust or corporation whose securities are or were owned by the Trust or of which the Trust is or was a creditor and who served or serves in such capacity at the request of the Trust, any present or former investment advisor, sub-advisor or principal underwriter of the Trust and the heirs, executors, administrators, successors and assigns of any of the foregoing; however, whenever conduct by an indemnitee is referred to, the conduct shall be that of the original indemnitee rather than that of the heir, executor, administrator, successor or assignee;

                           (ii) the term "covered proceeding" shall mean any
                  threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, to which an indemnitee is or was a party or is threatened to be made a party by reason of the fact or facts under which he or it is an indemnitee as defined above;

                           (iii) the term "disabling conduct" shall mean willful
                  misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office in question;

                           (iv) the term "covered expenses" shall mean expenses
                  (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by an indemnitee in connection with a covered proceeding; and

                           (v) the term "adjudication of liability" shall mean,
                  as to any covered proceeding and as to any indemnitee, an adverse determination as to the indemnitee whether by judgment order, settlement, conviction or upon a plea of nolo contendere or its equivalent.

                  (d) The Trust shall not indemnify any indemnitee for any covered expenses in any covered proceeding if there has been an adjudication of liability against such indemnitee expressly based on a finding of disabling conduct.

                  (e) Except as set forth in (d) above, the Trust shall indemnify an indemnitee for covered expenses in any covered proceeding, whether or not there is an adjudication of liability as to such indemnitee, if a determination has been made that the indemnitee was not liable by reason of disabling conduct by (i) a final decision of the court or other body before which the covered proceeding was brought; or (ii) in the absence of such decision, a reasonable determination, based on a review of the facts, by either (a) the vote of a majority of a quorum of Trustees who are neither "interested persons," as defined in the 1940 Act, nor parties to the covered proceeding or (b) an independent legal counsel in a written opinion; provided that such Trustees or counsel, in reaching such determination, may but need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

                  (f) Covered expenses incurred by an indemnitee in connection with a covered proceeding shall be advanced by the Trust to an indemnitee prior to the final disposition of a covered proceeding upon the request of the indemnitee for such advance and the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that the indemnitee is entitled to indemnification thereunder, but only if one or more of the following is the case: (i) the indemnitee shall provide a security for such undertaking; (ii) the Trust shall be insured against losses arising out of any lawful advances; or (iii) there shall have been a determination, based on a review of the readily available facts (as, opposed to a full trial-type inquiry) that there is a reason to believe that the indemnitee ultimately will be found entitled to indemnification by either independent legal counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" as defined in the 1940 Act nor parties to the covered proceeding.

                  (g) Nothing herein shall be deemed to affect the right of the Trust and/or any indemnitee to acquire and pay for any insurance covering any or all indemnitees to the extent permitted by the 1940 Act or to affect any other indemnification rights to which any indemnitee may be entitled to the extent permitted by the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         See "Organization and Management" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement. Information as to Hotchkis and Wiley, a division of Merrill Lynch Asset Management, L.P., is included in its Form ADV filed with the Securities and Exchange Commission (File No. 801-11583), as most recently amended, the text of which is incorporated herein by reference.

ITEM 29.  PRINCIPAL UNDERWRITERS.

         Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant's custodian, as follows: the documents required to be maintained by paragraphs (4), (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant, and all other records will be maintained by the Custodian.

ITEM 31.  MANAGEMENT SERVICES.

         Not applicable.

ITEM 32.  UNDERTAKINGS.

         The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of this Registration Statement.

         The Registrant hereby undertakes to furnish to each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Los Angeles and State of California on the 27th day of January, 1998.


                                    HOTCHKIS AND WILEY VARIABLE TRUST


                                    By: /s/ Nancy D. Celick
                                        ------------------------------------
                                                   Nancy D. Celick
                                                      President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                Signature                                  Title                               Date
                ---------                                  -----                               ----
   /s/ Nancy D. Celick                          Principal Executive Officer              January 27, 1998
------------------------------------
           Nancy D. Celick

   /s/ Gracie Fermelia                       Principal Financial and Accounting          January 27, 1998
------------------------------------
          Gracie Fermelia                                 Officer

   /s/ Robert L. Burch III                                Trustee                        January 27, 1998
------------------------------------
         Robert L. Burch III

        /s/ John Gavin                                    Trustee                        January 27, 1998
------------------------------------
             John Gavin

   /s/ Joe Grills                                         Trustee                        January 27, 1998
------------------------------------
             Joe Grills

   /s/ John F. Hotchkis                                   Trustee                        January 27, 1998
------------------------------------
          John F. Hotchkis

                                                          Trustee
------------------------------------
        Robert B. Hutchinson

   /s/ Michael L. Quinn                                   Trustee                        January 27, 1998
------------------------------------
          Michael L. Quinn

   /s/ Merle T. Welshans                                  Trustee                        January 27, 1998
------------------------------------
          Merle T. Welshans

   /s/ Richard R. West                                    Trustee                        January 27, 1998
------------------------------------
          Richard R. West

                                 EXHIBIT INDEX


Exhibit No.     Exhibit
-----------     -------

1(a)            Declaration of Trust(1)

1(b)            Amended Certificate of Designation(2)

2               By-Laws(1)

3               Not Applicable

4               Not Applicable

5(a) Form of Investment Advisory Agreement relating to the Equity Income VIP Portfolio(2)

5(b) Form of Investment Advisory Agreement relating to the International VIP Portfolio(2)

5(c) Form of Investment Advisory Agreement relating to the Low Duration VIP Portfolio(2)

5(d) Form of Investment Advisory Agreement relating to the Total Return Bond VIP Portfolio(2)

6               Distribution Agreement*

7               Not Applicable

8(a)            Custodian Agreement with Firstar Trust Company*

8(b) Global Custody Tri-Party Agreement between Firstar Trust Company and Chase Manhattan Bank, N.A.*

9(a)            Fund Administration Servicing Agreement*

9(b)            Transfer Agent Agreement*

10              Opinion and Consent of Counsel*

11              Consent of Independent Accountants*

12              Not Applicable

13              Subscription Agreement*

14              Not Applicable

15              Not Applicable

16              Not Applicable

-----------------------

*     Filed herewith.
(1) Incorporated by reference to the Registration Statement on Form N-1A filed on April 1, 1997 (File No. 333-24349).
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on November 21, 1997.